Quarterly Holdings Report
for
Fidelity® Investment Grade Bond Central Fund
June 30, 2022
TP1-NPRT3-0822
1.816017.118
Nonconvertible Bonds - 34.0%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
2.55% 12/1/33	53,719,000	43,578,661
3.8% 12/1/57	106,127,000	81,964,296
4.3% 2/15/30	13,106,000	12,790,156
4.75% 5/15/46	10,000,000	9,255,658
Verizon Communications, Inc.:
2.987% 10/30/56	65,611,000	45,551,892
3% 3/22/27	5,629,000	5,346,525
3.15% 3/22/30	9,123,000	8,294,591
4.862% 8/21/46	27,196,000	26,765,379
5.012% 4/15/49	3,772,000	3,828,988
		237,376,146
Entertainment - 0.2%
NBCUniversal, Inc. 5.95% 4/1/41	6,541,000	7,230,604
The Walt Disney Co.:
3.6% 1/13/51	25,350,000	21,158,165
3.8% 5/13/60	25,000,000	20,899,277
		49,288,046
Media - 1.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.4% 4/1/33	11,421,000	10,197,101
4.908% 7/23/25	18,965,000	19,008,999
5.25% 4/1/53	28,921,000	24,438,631
5.375% 5/1/47	71,848,000	61,175,806
5.5% 4/1/63	11,421,000	9,700,981
5.75% 4/1/48	11,687,000	10,475,697
6.484% 10/23/45	9,303,000	9,044,095
Comcast Corp.:
3.3% 4/1/27	6,795,000	6,583,441
3.4% 4/1/30	6,970,000	6,539,794
3.75% 4/1/40	2,448,000	2,145,576
3.9% 3/1/38	5,001,000	4,522,833
4.65% 7/15/42	11,795,000	11,272,098
Discovery Communications LLC:
3.625% 5/15/30	14,753,000	13,117,394
4.65% 5/15/50	39,956,000	31,419,863
Fox Corp.:
4.03% 1/25/24	6,266,000	6,266,541
4.709% 1/25/29	9,069,000	8,891,409
5.476% 1/25/39	8,943,000	8,682,107
5.576% 1/25/49	5,934,000	5,788,390
Magallanes, Inc.:
3.428% 3/15/24 (b)	18,446,000	18,083,204
3.638% 3/15/25 (b)	10,102,000	9,783,883
3.755% 3/15/27 (b)	19,757,000	18,531,902
4.054% 3/15/29 (b)	6,847,000	6,271,691
4.279% 3/15/32 (b)	28,666,000	25,620,022
5.05% 3/15/42 (b)	14,442,000	12,287,110
5.141% 3/15/52 (b)	94,652,000	79,446,156
Time Warner Cable LLC:
4.5% 9/15/42	19,701,000	15,378,996
5.5% 9/1/41	8,397,000	7,329,851
5.875% 11/15/40	7,566,000	6,933,377
6.55% 5/1/37	73,937,000	74,031,256
6.75% 6/15/39	10,675,000	10,613,225
7.3% 7/1/38	16,247,000	16,964,457
		550,545,886
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc.:
3.2% 3/15/27 (b)	21,204,000	20,112,165
3.8% 3/15/32 (b)	21,179,000	19,366,289
T-Mobile U.S.A., Inc.:
2.25% 11/15/31	40,000,000	32,464,659
3.75% 4/15/27	25,540,000	24,592,966
3.875% 4/15/30	36,970,000	34,502,477
4.375% 4/15/40	5,513,000	4,921,053
4.5% 4/15/50	10,830,000	9,609,498
		145,569,107
TOTAL COMMUNICATION SERVICES		982,779,185
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.2%
General Motors Financial Co., Inc.:
2.35% 2/26/27	17,500,000	15,413,924
4% 1/15/25	14,536,000	14,326,531
4.25% 5/15/23	9,840,000	9,873,512
Volkswagen Group of America Finance LLC 3.125% 5/12/23 (b)	21,172,000	21,020,395
		60,634,362
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	249,000	249,501
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
3.3% 7/1/25	2,498,000	2,481,508
3.5% 7/1/27	7,113,000	6,969,478
3.6% 7/1/30	8,445,000	8,039,145
4.2% 4/1/50	4,263,000	3,807,212
		21,297,343
Household Durables - 0.1%
D.R. Horton, Inc. 2.6% 10/15/25	34,514,000	32,520,317
Toll Brothers Finance Corp. 4.875% 3/15/27	16,319,000	15,442,250
		47,962,567
Leisure Products - 0.1%
Hasbro, Inc. 3% 11/19/24	19,745,000	19,222,619
Specialty Retail - 0.4%
AutoNation, Inc. 4.75% 6/1/30	3,310,000	3,113,681
AutoZone, Inc.:
3.625% 4/15/25	4,758,000	4,698,810
4% 4/15/30	22,128,000	21,010,428
Lowe's Companies, Inc.:
3.35% 4/1/27	3,072,000	2,956,272
3.75% 4/1/32	9,454,000	8,771,104
4.25% 4/1/52	59,996,000	51,953,403
4.45% 4/1/62	39,650,000	33,869,373
4.5% 4/15/30	16,112,000	15,918,701
O'Reilly Automotive, Inc. 4.2% 4/1/30	4,968,000	4,796,443
The Home Depot, Inc. 2.5% 4/15/27	3,139,000	2,963,532
		150,051,747
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc. 2.75% 3/27/27	6,632,000	6,382,195
TOTAL CONSUMER DISCRETIONARY		305,800,334
CONSUMER STAPLES - 1.9%
Beverages - 1.3%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.9% 2/1/46	17,500,000	16,448,072
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	46,768,000	44,805,012
4.9% 2/1/46	50,530,000	47,492,633
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	10,000,000	9,373,632
4.35% 6/1/40	10,000,000	8,948,425
4.5% 6/1/50	30,000,000	26,969,277
4.6% 6/1/60	10,000,000	8,741,163
4.75% 4/15/58	26,711,000	23,903,996
5.45% 1/23/39	23,200,000	23,587,381
5.55% 1/23/49	54,331,000	55,489,366
5.8% 1/23/59 (Reg. S)	55,947,000	58,189,639
Molson Coors Beverage Co.:
3% 7/15/26	48,345,000	45,408,308
5% 5/1/42	3,080,000	2,847,261
PepsiCo, Inc.:
2.625% 3/19/27	2,862,000	2,746,224
2.75% 3/19/30	18,600,000	17,148,162
The Coca-Cola Co.:
3.375% 3/25/27	24,531,000	24,322,231
3.45% 3/25/30	14,988,000	14,578,800
		430,999,582
Food & Staples Retailing - 0.1%
Sysco Corp.:
3.25% 7/15/27	11,011,000	10,482,432
6.6% 4/1/50	25,587,000	29,506,161
		39,988,593
Food Products - 0.5%
Archer Daniels Midland Co. 3.25% 3/27/30	6,931,000	6,518,569
General Mills, Inc. 2.875% 4/15/30	3,013,000	2,668,934
JBS Finance Luxembourg SARL:
2.5% 1/15/27 (b)	38,495,000	33,403,651
3.625% 1/15/32 (b)	18,075,000	14,595,563
JBS U.S.A. Lux SA / JBS Food Co.:
3% 5/15/32 (b)	43,240,000	33,206,625
5.125% 2/1/28 (b)	15,645,000	15,277,655
5.5% 1/15/30 (b)	5,250,000	4,968,071
5.75% 4/1/33 (b)	32,215,000	30,678,022
6.5% 4/15/29 (b)	668,000	672,008
		141,989,098
Household Products - 0.0%
Kimberly-Clark Corp. 3.1% 3/26/30	1,764,000	1,648,941
Tobacco - 0.0%
Altria Group, Inc.:
5.375% 1/31/44	6,787,000	5,769,800
5.95% 2/14/49	2,618,000	2,294,045
		8,063,845
TOTAL CONSUMER STAPLES		622,690,059
ENERGY - 3.2%
Energy Equipment & Services - 0.0%
Halliburton Co.:
3.8% 11/15/25	207,000	204,941
4.85% 11/15/35	7,402,000	7,117,394
		7,322,335
Oil, Gas & Consumable Fuels - 3.2%
Canadian Natural Resources Ltd. 3.8% 4/15/24	619,000	614,701
Cenovus Energy, Inc. 4.25% 4/15/27	12,970,000	12,712,466
Columbia Pipeline Group, Inc. 4.5% 6/1/25	6,628,000	6,682,560
DCP Midstream Operating LP:
3.875% 3/15/23	14,468,000	14,330,120
5.6% 4/1/44	13,506,000	10,914,401
6.45% 11/3/36 (b)	10,621,000	10,408,580
Empresa Nacional de Petroleo 4.375% 10/30/24 (b)	10,510,000	10,459,421
Enbridge, Inc.:
4% 10/1/23	13,445,000	13,497,642
4.25% 12/1/26	8,321,000	8,234,913
Energy Transfer LP:
3.75% 5/15/30	27,891,000	25,135,888
3.9% 5/15/24 (c)	6,444,000	6,393,954
4.2% 9/15/23	5,509,000	5,517,182
4.25% 3/15/23	4,861,000	4,858,490
4.5% 4/15/24	6,244,000	6,246,852
4.95% 6/15/28	18,799,000	18,524,265
5% 5/15/50	29,826,000	25,380,266
5.25% 4/15/29	10,158,000	10,061,058
5.4% 10/1/47	6,651,000	5,835,415
5.8% 6/15/38	10,481,000	9,817,323
6% 6/15/48	26,826,000	25,200,574
6.25% 4/15/49	7,637,000	7,402,665
Enterprise Products Operating LP:
3.7% 2/15/26	8,600,000	8,451,938
3.75% 2/15/25	285,000	281,588
Hess Corp.:
4.3% 4/1/27	23,059,000	22,477,634
7.125% 3/15/33	4,791,000	5,332,372
7.3% 8/15/31	6,610,000	7,397,712
7.875% 10/1/29	20,178,000	23,200,746
Kinder Morgan Energy Partners LP 6.55% 9/15/40	1,645,000	1,709,855
MPLX LP:
2.65% 8/15/30	9,000,000	7,512,633
4.5% 7/15/23	9,347,000	9,373,572
4.8% 2/15/29	5,370,000	5,280,444
4.875% 12/1/24	12,572,000	12,657,743
5.5% 2/15/49	16,108,000	14,940,565
Occidental Petroleum Corp.:
5.55% 3/15/26	26,200,000	26,017,386
6.2% 3/15/40	7,169,000	7,061,465
6.45% 9/15/36	15,883,000	16,280,075
6.6% 3/15/46	28,439,000	30,202,218
7.5% 5/1/31	29,749,000	31,980,175
Ovintiv, Inc.:
5.15% 11/15/41	5,000,000	5,007,026
8.125% 9/15/30	13,383,000	15,373,648
Petroleos Mexicanos:
4.5% 1/23/26	24,688,000	21,392,152
5.35% 2/12/28	3,500,000	2,761,500
5.95% 1/28/31	16,274,000	11,873,510
6.35% 2/12/48	14,404,000	8,368,724
6.49% 1/23/27	37,360,000	31,995,104
6.5% 3/13/27	21,300,000	18,387,225
6.75% 9/21/47	102,130,000	62,554,625
6.84% 1/23/30	68,521,000	53,960,288
6.95% 1/28/60	18,760,000	11,546,780
7.69% 1/23/50	117,141,000	78,191,618
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	5,964,000	5,254,638
3.6% 11/1/24	6,641,000	6,495,414
3.8% 9/15/30	15,976,000	14,121,566
Sabine Pass Liquefaction LLC 4.5% 5/15/30	33,855,000	32,443,847
Shell International Finance BV 4.375% 5/11/45	6,392,000	5,942,800
Southeast Supply Header LLC 4.25% 6/15/24 (b)	10,683,000	9,187,380
The Williams Companies, Inc.:
2.6% 3/15/31	5,542,000	4,638,409
3.5% 11/15/30	45,537,000	41,041,112
3.7% 1/15/23	26,582,000	26,624,574
3.9% 1/15/25	4,336,000	4,283,479
4.3% 3/4/24	20,381,000	20,469,181
4.5% 11/15/23	6,265,000	6,308,518
4.55% 6/24/24	70,596,000	71,155,278
Western Gas Partners LP:
3.95% 6/1/25	3,918,000	3,697,613
4.5% 3/1/28	3,100,000	2,805,500
4.65% 7/1/26	9,376,000	8,836,880
4.75% 8/15/28	5,504,000	5,028,564
		1,058,133,810
TOTAL ENERGY		1,065,456,145
FINANCIALS - 16.3%
Banks - 7.0%
Bank of America Corp.:
2.299% 7/21/32 (c)	80,000,000	64,647,710
2.972% 2/4/33 (c)	17,500,000	14,908,658
3.3% 1/11/23	32,511,000	32,562,985
3.419% 12/20/28 (c)	23,187,000	21,593,081
3.5% 4/19/26	34,343,000	33,458,549
3.705% 4/24/28 (c)	58,915,000	56,160,777
3.864% 7/23/24 (c)	46,066,000	45,863,701
3.95% 4/21/25	19,377,000	19,111,595
4.183% 11/25/27	22,749,000	22,108,744
4.2% 8/26/24	24,032,000	24,077,953
4.25% 10/22/26	20,189,000	19,904,515
4.271% 7/23/29 (c)	2,000,000	1,921,626
4.376% 4/27/28 (c)	40,000,000	39,378,828
4.45% 3/3/26	3,182,000	3,166,611
Barclays PLC:
2.852% 5/7/26 (c)	34,514,000	32,591,427
2.894% 11/24/32 (c)	13,572,000	10,908,928
4.375% 1/12/26	28,767,000	28,470,826
5.088% 6/20/30 (c)	35,020,000	33,055,290
5.2% 5/12/26	11,811,000	11,760,591
BNP Paribas SA 2.219% 6/9/26 (b)(c)	32,804,000	30,283,757
Citigroup, Inc.:
2.7% 10/27/22	88,772,000	88,845,066
3.352% 4/24/25 (c)	23,697,000	23,210,012
3.785% 3/17/33 (c)	17,500,000	15,767,379
3.875% 3/26/25	35,450,000	34,954,955
4.05% 7/30/22	34,759,000	34,792,168
4.3% 11/20/26	52,072,000	51,321,946
4.4% 6/10/25	11,010,000	10,993,559
4.412% 3/31/31 (c)	45,100,000	43,073,606
4.45% 9/29/27	69,500,000	68,063,537
4.91% 5/24/33 (c)	47,460,000	46,829,995
5.5% 9/13/25	42,579,000	43,744,248
Citizens Financial Group, Inc. 2.638% 9/30/32	35,537,000	28,345,377
Commonwealth Bank of Australia:
3.61% 9/12/34 (b)(c)	12,091,000	10,759,852
3.784% 3/14/32 (b)	10,165,000	8,954,743
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22	35,920,000	35,948,720
Discover Bank 4.2% 8/8/23	259,000	259,893
First Citizens Bank & Trust Co. 3.929% 6/19/24 (c)	5,620,000	5,583,910
HSBC Holdings PLC:
2.099% 6/4/26 (c)	25,000,000	23,091,540
3.973% 5/22/30 (c)	9,000,000	8,267,126
4.25% 3/14/24	10,444,000	10,394,315
4.95% 3/31/30	6,013,000	5,940,642
5.25% 3/14/44	2,847,000	2,631,435
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)	21,002,000	20,055,125
5.71% 1/15/26 (b)	48,607,000	46,300,517
JPMorgan Chase & Co.:
2.95% 10/1/26	63,807,000	60,714,954
2.956% 5/13/31 (c)	18,323,000	15,819,778
2.963% 1/25/33 (c)	17,500,000	15,021,315
3.797% 7/23/24 (c)	12,224,000	12,178,491
3.875% 9/10/24	90,088,000	89,911,055
4.125% 12/15/26	146,208,000	144,894,536
4.203% 7/23/29 (c)	3,000,000	2,893,454
4.452% 12/5/29 (c)	46,000,000	44,799,699
NatWest Group PLC:
3.073% 5/22/28 (c)	20,149,000	18,316,463
5.125% 5/28/24	125,085,000	125,340,904
6% 12/19/23	108,056,000	109,974,639
6.1% 6/10/23	49,671,000	50,307,603
6.125% 12/15/22	88,078,000	88,466,835
NatWest Markets PLC 2.375% 5/21/23 (b)	37,687,000	37,152,192
Rabobank Nederland 4.375% 8/4/25	36,518,000	36,211,482
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (c)	25,589,000	22,584,615
Societe Generale:
1.038% 6/18/25 (b)(c)	55,000,000	51,436,641
1.488% 12/14/26 (b)(c)	40,199,000	35,456,625
3.337% 1/21/33 (b)(c)	17,500,000	14,317,785
Wells Fargo & Co.:
2.406% 10/30/25 (c)	19,840,000	18,887,750
3.526% 3/24/28 (c)	42,125,000	39,898,581
4.478% 4/4/31 (c)	60,800,000	59,459,477
Westpac Banking Corp. 4.11% 7/24/34 (c)	17,722,000	16,197,965
		2,324,308,657
Capital Markets - 4.1%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	27,065,000	26,702,232
4.25% 2/15/24	10,069,000	10,131,765
Ares Capital Corp.:
3.875% 1/15/26	54,729,000	50,259,830
4.2% 6/10/24	42,554,000	41,780,855
Credit Suisse Group AG:
2.593% 9/11/25 (b)(c)	48,618,000	45,741,026
3.091% 5/14/32 (b)(c)	13,398,000	10,662,028
3.75% 3/26/25	24,390,000	23,625,099
3.8% 6/9/23	43,060,000	42,651,156
3.869% 1/12/29 (b)(c)	9,005,000	8,092,043
4.194% 4/1/31 (b)(c)	40,079,000	35,463,475
4.55% 4/17/26	5,038,000	4,923,955
Deutsche Bank AG 4.5% 4/1/25	67,655,000	64,407,068
Deutsche Bank AG New York Branch:
3.035% 5/28/32 (c)	4,469,000	3,535,925
3.3% 11/16/22	46,720,000	46,706,377
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)	39,755,000	32,148,132
3.102% 2/24/33 (c)	17,500,000	14,946,332
3.2% 2/23/23	59,200,000	59,220,608
3.691% 6/5/28 (c)	21,000,000	19,913,926
3.75% 2/25/26	15,000,000	14,703,707
3.8% 3/15/30	67,720,000	62,794,714
4.25% 10/21/25	22,692,000	22,516,813
4.411% 4/23/39 (c)	3,000,000	2,722,985
5.15% 5/22/45	9,000,000	8,548,434
6.75% 10/1/37	30,816,000	34,126,314
Intercontinental Exchange, Inc. 3.75% 12/1/25	4,530,000	4,502,124
Moody's Corp.:
3.25% 1/15/28	10,681,000	10,109,926
3.25% 5/20/50	9,704,000	7,202,926
3.75% 3/24/25	21,924,000	21,908,324
4.875% 2/15/24	10,030,000	10,222,702
Morgan Stanley:
2.943% 1/21/33 (c)	17,500,000	14,998,433
3.125% 1/23/23	122,810,000	122,767,714
3.125% 7/27/26	24,646,000	23,510,938
3.622% 4/1/31 (c)	41,803,000	38,397,912
3.7% 10/23/24	15,967,000	15,932,700
3.737% 4/24/24 (c)	90,600,000	90,284,564
4.1% 5/22/23	4,810,000	4,828,759
4.21% 4/20/28 (c)	40,000,000	39,106,250
4.431% 1/23/30 (c)	54,318,000	52,776,663
4.875% 11/1/22	43,855,000	44,163,512
5% 11/24/25	102,478,000	104,121,879
Peachtree Corners Funding Trust 3.976% 2/15/25 (b)	25,500,000	25,225,970
State Street Corp. 2.901% 3/30/26 (c)	2,660,000	2,574,491
UBS Group AG:
1.494% 8/10/27 (b)(c)	24,731,000	21,641,671
4.125% 9/24/25 (b)	17,678,000	17,537,234
		1,358,139,491
Consumer Finance - 2.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	47,436,000	43,799,168
2.45% 10/29/26	17,295,000	15,059,843
2.875% 8/14/24	28,486,000	27,135,716
3% 10/29/28	18,114,000	15,257,763
3.3% 1/23/23	13,000,000	12,948,261
3.3% 1/30/32	19,378,000	15,511,921
4.125% 7/3/23	19,471,000	19,276,998
4.45% 4/3/26	15,328,000	14,637,056
4.875% 1/16/24	28,044,000	27,897,417
6.5% 7/15/25	15,770,000	16,135,512
Ally Financial, Inc.:
1.45% 10/2/23	9,655,000	9,332,713
3.05% 6/5/23	41,948,000	41,499,010
4.75% 6/9/27	60,000,000	57,617,708
5.125% 9/30/24	9,461,000	9,552,795
5.75% 11/20/25	16,947,000	16,695,929
5.8% 5/1/25	68,233,000	69,687,613
8% 11/1/31	11,577,000	12,869,742
Capital One Financial Corp.:
2.6% 5/11/23	31,704,000	31,482,961
2.636% 3/3/26 (c)	21,697,000	20,485,664
3.273% 3/1/30 (c)	32,130,000	28,433,616
3.65% 5/11/27	57,194,000	54,474,572
3.8% 1/31/28	29,870,000	28,095,056
Discover Financial Services:
3.85% 11/21/22	9,161,000	9,183,415
3.95% 11/6/24	41,289,000	40,684,395
4.1% 2/9/27	5,722,000	5,487,695
4.5% 1/30/26	23,106,000	22,639,891
Ford Motor Credit Co. LLC:
4.063% 11/1/24	79,422,000	75,347,071
5.584% 3/18/24	30,750,000	30,596,250
Synchrony Financial:
3.95% 12/1/27	37,530,000	34,212,156
4.25% 8/15/24	29,533,000	29,349,616
4.375% 3/19/24	24,886,000	24,734,505
5.15% 3/19/29	40,161,000	37,573,122
Toyota Motor Credit Corp.:
2.9% 3/30/23	32,287,000	32,290,839
3% 4/1/25	29,531,000	28,968,782
3.375% 4/1/30	9,583,000	9,015,305
		967,970,076
Diversified Financial Services - 0.8%
Blackstone Private Credit Fund 4.7% 3/24/25 (b)	73,143,000	70,264,804
Brixmor Operating Partnership LP:
3.85% 2/1/25	450,000	442,797
4.05% 7/1/30	22,047,000	19,892,329
4.125% 6/15/26	26,610,000	25,976,947
4.125% 5/15/29	24,028,000	22,383,954
Equitable Holdings, Inc. 3.9% 4/20/23	3,067,000	3,082,240
Jackson Financial, Inc.:
5.17% 6/8/27	14,655,000	14,528,016
5.67% 6/8/32	18,474,000	17,847,475
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)	29,300,000	29,062,111
Pine Street Trust I 4.572% 2/15/29 (b)	27,943,000	26,989,198
Pine Street Trust II 5.568% 2/15/49 (b)	29,500,000	28,898,779
		259,368,650
Insurance - 1.5%
AFLAC, Inc. 3.6% 4/1/30	9,937,000	9,410,298
AIA Group Ltd.:
3.2% 9/16/40 (b)	15,222,000	12,159,563
3.375% 4/7/30 (b)	30,867,000	28,884,836
American International Group, Inc. 2.5% 6/30/25	50,600,000	48,224,206
Aon PLC 4% 11/27/23	13,880,000	13,936,562
Five Corners Funding Trust II 2.85% 5/15/30 (b)	48,444,000	42,143,326
Liberty Mutual Group, Inc.:
3.951% 10/15/50 (b)	4,626,000	3,513,301
4.25% 6/15/23 (b)	2,019,000	2,017,507
4.569% 2/1/29 (b)	27,600,000	27,137,903
Lincoln National Corp. 3.4% 1/15/31	34,132,000	30,508,956
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	19,688,000	19,457,956
4.75% 3/15/39	9,035,000	8,840,026
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)	20,812,000	15,173,194
Metropolitan Life Global Funding I 3% 1/10/23 (b)	223,000	222,870
New York Life Insurance Co. 3.75% 5/15/50 (b)	7,429,000	6,067,778
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (b)	2,000	2,180
Pacific LifeCorp 5.125% 1/30/43 (b)	15,610,000	14,982,005
Progressive Corp. 3.2% 3/26/30	3,815,000	3,549,068
SunAmerica, Inc.:
3.5% 4/4/25 (b)	9,337,000	9,071,682
3.65% 4/5/27 (b)	33,012,000	31,032,284
3.85% 4/5/29 (b)	13,061,000	12,070,067
3.9% 4/5/32 (b)	15,550,000	13,950,226
4.35% 4/5/42 (b)	3,537,000	3,016,289
4.4% 4/5/52 (b)	10,459,000	8,719,273
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	11,400,000	10,787,250
Teachers Insurance & Annuity Association of America:
3.3% 5/15/50 (b)	16,941,000	12,923,134
4.9% 9/15/44 (b)	29,277,000	28,070,179
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	8,401,000	8,339,716
Unum Group:
3.875% 11/5/25	16,863,000	16,570,263
4% 3/15/24	600,000	599,847
4% 6/15/29	21,076,000	19,859,913
5.75% 8/15/42	29,395,000	27,478,249
		488,719,907
TOTAL FINANCIALS		5,398,506,781
HEALTH CARE - 1.8%
Biotechnology - 0.2%
AbbVie, Inc. 3.2% 11/21/29	17,500,000	16,098,966
Amgen, Inc. 1.65% 8/15/28	65,000,000	55,735,824
		71,834,790
Health Care Providers & Services - 1.1%
Aetna, Inc. 2.75% 11/15/22	52,000	51,940
Centene Corp.:
2.45% 7/15/28	32,380,000	27,024,672
2.625% 8/1/31	15,205,000	12,095,578
3.375% 2/15/30	17,480,000	14,823,914
4.25% 12/15/27	19,645,000	18,338,018
4.625% 12/15/29	30,530,000	28,469,225
Cigna Corp.:
3.05% 10/15/27	67,800,000	63,695,446
4.375% 10/15/28	29,050,000	28,825,810
4.8% 8/15/38	18,087,000	17,592,809
4.8% 7/15/46	9,700,000	9,240,026
4.9% 12/15/48	18,071,000	17,345,424
CVS Health Corp.:
3% 8/15/26	2,965,000	2,835,696
3.625% 4/1/27	7,479,000	7,285,549
3.875% 7/20/25	20,803,000	20,672,072
HCA Holdings, Inc.:
3.5% 9/1/30	15,207,000	12,936,747
5.625% 9/1/28	19,094,000	18,782,672
5.875% 2/1/29	14,786,000	14,797,311
Humana, Inc. 3.7% 3/23/29	12,046,000	11,403,278
Sabra Health Care LP 3.2% 12/1/31	39,949,000	31,704,149
Toledo Hospital 5.325% 11/15/28	9,969,000	9,426,577
		367,346,913
Pharmaceuticals - 0.5%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	63,993,000	63,157,029
Elanco Animal Health, Inc.:
5.772% 8/28/23 (c)	15,106,000	15,196,636
6.4% 8/28/28 (c)	6,362,000	6,055,988
Mylan NV 4.55% 4/15/28	6,911,000	6,588,230
Utah Acquisition Sub, Inc. 3.95% 6/15/26	12,375,000	11,658,398
Viatris, Inc.:
1.65% 6/22/25	4,370,000	3,955,975
2.7% 6/22/30	39,716,000	31,874,515
3.85% 6/22/40	9,677,000	6,854,273
4% 6/22/50	16,712,000	11,190,140
Zoetis, Inc. 3.25% 2/1/23	2,327,000	2,318,748
		158,849,932
TOTAL HEALTH CARE		598,031,635
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.1%
BAE Systems PLC 3.4% 4/15/30 (b)	9,575,000	8,740,557
The Boeing Co.:
5.805% 5/1/50	29,870,000	27,434,751
5.93% 5/1/60	12,640,000	11,507,707
		47,683,015
Industrial Conglomerates - 0.0%
3M Co.:
2.65% 4/15/25	1,885,000	1,848,505
3.05% 4/15/30	1,519,000	1,416,934
3.7% 4/15/50	1,875,000	1,606,567
		4,872,006
Machinery - 0.3%
Daimler Trucks Finance North America LLC:
1.125% 12/14/23 (b)	30,000,000	28,802,698
1.625% 12/13/24 (b)	28,773,000	27,053,877
2% 12/14/26 (b)	30,000,000	26,955,804
Deere & Co.:
2.75% 4/15/25	3,746,000	3,664,049
3.1% 4/15/30	9,897,000	9,242,916
		95,719,344
Professional Services - 0.1%
Leidos, Inc.:
2.95% 5/15/23	16,357,000	16,198,421
3.625% 5/15/25	12,349,000	12,088,072
Thomson Reuters Corp. 3.85% 9/29/24	3,021,000	2,999,144
		31,285,637
Road & Rail - 0.0%
CSX Corp. 3.8% 4/15/50	5,875,000	4,954,439
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.25% 1/15/23	6,049,000	5,987,552
3% 9/15/23	4,193,000	4,099,195
3.375% 7/1/25	28,656,000	26,984,709
3.875% 7/3/23	1,190,000	1,179,494
4.25% 2/1/24	28,366,000	28,022,821
4.25% 9/15/24	16,843,000	16,527,437
		82,801,208
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (b)	10,113,000	9,682,440
4.375% 5/1/26 (b)	21,306,000	19,737,453
5.25% 5/15/24 (b)	21,769,000	21,387,313
		50,807,206
TOTAL INDUSTRIALS		318,122,855
INFORMATION TECHNOLOGY - 1.0%
Electronic Equipment & Components - 0.1%
Dell International LLC/EMC Corp.:
5.3% 10/1/29	11,000,000	10,844,131
5.45% 6/15/23	5,972,000	6,032,340
5.85% 7/15/25	5,417,000	5,586,587
6.02% 6/15/26	7,709,000	8,001,609
6.1% 7/15/27	9,944,000	10,425,860
6.2% 7/15/30	8,607,000	8,957,268
		49,847,795
IT Services - 0.0%
MasterCard, Inc.:
3.3% 3/26/27	3,028,000	2,975,374
3.35% 3/26/30	4,213,000	4,021,003
		6,996,377
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc.:
1.95% 2/15/28 (b)	7,184,000	6,117,085
2.45% 2/15/31 (b)	61,131,000	49,114,997
2.6% 2/15/33 (b)	61,131,000	47,004,107
3.5% 2/15/41 (b)	49,365,000	37,227,119
3.75% 2/15/51 (b)	23,167,000	17,163,653
		156,626,961
Software - 0.4%
Oracle Corp.:
2.5% 4/1/25	24,552,000	23,327,271
2.8% 4/1/27	24,552,000	22,391,606
2.95% 4/1/30	24,600,000	21,008,346
3.6% 4/1/40	24,550,000	18,346,213
3.6% 4/1/50	24,550,000	17,053,861
3.85% 4/1/60	24,600,000	16,876,019
		119,003,316
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (c)	7,460,000	7,473,873
TOTAL INFORMATION TECHNOLOGY		339,948,322
MATERIALS - 0.0%
Chemicals - 0.0%
The Dow Chemical Co. 4.55% 11/30/25	13,459,000	13,733,429
REAL ESTATE - 3.3%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	19,486,000	15,389,804
4.9% 12/15/30	17,745,000	17,613,115
American Homes 4 Rent LP:
2.375% 7/15/31	3,169,000	2,526,920
3.625% 4/15/32	14,296,000	12,531,701
4.3% 4/15/52	9,909,000	7,980,178
Boston Properties, Inc.:
3.25% 1/30/31	16,564,000	14,207,042
4.5% 12/1/28	18,628,000	18,111,130
Corporate Office Properties LP:
2.25% 3/15/26	7,272,000	6,590,762
2.75% 4/15/31	5,118,000	4,138,061
Duke Realty LP 3.25% 6/30/26	2,124,000	2,045,529
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	6,066,000	5,226,504
3.5% 8/1/26	6,318,000	6,012,228
Healthpeak Properties, Inc.:
3.25% 7/15/26	2,733,000	2,631,182
3.4% 2/1/25	912,000	897,076
3.5% 7/15/29	3,125,000	2,880,547
Hudson Pacific Properties LP 4.65% 4/1/29	37,205,000	35,701,584
Invitation Homes Operating Partnership LP 4.15% 4/15/32	21,143,000	19,196,423
Kimco Realty Corp. 3.375% 10/15/22	2,433,000	2,433,382
Kite Realty Group Trust:
4% 3/15/25	27,373,000	26,806,255
4.75% 9/15/30	42,235,000	39,320,392
LXP Industrial Trust (REIT):
2.7% 9/15/30	7,890,000	6,476,099
4.4% 6/15/24	8,117,000	8,083,129
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	26,948,000	20,408,214
3.375% 2/1/31	14,471,000	11,749,796
3.625% 10/1/29	26,970,000	22,888,192
4.375% 8/1/23	7,048,000	7,069,674
4.5% 1/15/25	12,446,000	12,335,309
4.5% 4/1/27	86,567,000	82,064,275
4.75% 1/15/28	28,933,000	27,409,646
4.95% 4/1/24	6,427,000	6,448,971
5.25% 1/15/26	28,200,000	27,922,867
Piedmont Operating Partnership LP 2.75% 4/1/32	6,300,000	4,867,012
Realty Income Corp.:
2.2% 6/15/28	3,445,000	3,020,653
2.85% 12/15/32	4,238,000	3,642,725
3.25% 1/15/31	4,502,000	4,092,633
3.4% 1/15/28	7,083,000	6,691,024
Regency Centers LP 3.7% 6/15/30	25,000,000	22,685,085
Retail Opportunity Investments Partnership LP:
4% 12/15/24	4,615,000	4,485,839
5% 12/15/23	3,475,000	3,497,084
Simon Property Group LP 2.65% 2/1/32	30,000,000	24,813,044
SITE Centers Corp.:
3.625% 2/1/25	10,990,000	10,681,738
4.25% 2/1/26	15,247,000	14,973,978
Store Capital Corp.:
2.75% 11/18/30	8,515,000	6,939,702
4.625% 3/15/29	8,847,000	8,631,631
Sun Communities Operating LP:
2.3% 11/1/28	7,110,000	6,081,958
2.7% 7/15/31	18,176,000	14,647,439
Ventas Realty LP:
2.5% 9/1/31	53,031,000	43,549,700
3% 1/15/30	35,454,000	31,019,406
3.5% 2/1/25	7,488,000	7,304,503
3.75% 5/1/24	7,900,000	7,834,886
4% 3/1/28	10,351,000	9,884,344
4.125% 1/15/26	7,649,000	7,566,903
4.375% 2/1/45	3,802,000	3,241,527
4.75% 11/15/30	41,973,000	41,052,200
VICI Properties LP:
4.375% 5/15/25	3,704,000	3,617,619
4.75% 2/15/28	29,291,000	27,957,381
4.95% 2/15/30	38,231,000	36,231,901
5.125% 5/15/32	4,052,000	3,818,362
Vornado Realty LP 2.15% 6/1/26	7,918,000	7,053,952
Welltower, Inc. 4% 6/1/25	4,568,000	4,533,962
WP Carey, Inc.:
3.85% 7/15/29	6,097,000	5,675,915
4% 2/1/25	26,847,000	26,666,989
4.6% 4/1/24	14,578,000	14,650,652
		896,507,734
Real Estate Management & Development - 0.6%
Brandywine Operating Partnership LP:
3.95% 2/15/23	26,303,000	26,239,401
3.95% 11/15/27	20,195,000	19,049,305
4.1% 10/1/24	23,803,000	23,574,862
4.55% 10/1/29	27,295,000	26,034,738
CBRE Group, Inc.:
2.5% 4/1/31	23,518,000	19,132,997
4.875% 3/1/26	19,900,000	20,094,434
Essex Portfolio LP 3.875% 5/1/24	5,285,000	5,269,494
Mid-America Apartments LP 4% 11/15/25	3,541,000	3,515,832
Post Apartment Homes LP 3.375% 12/1/22	1,860,000	1,860,566
Tanger Properties LP:
2.75% 9/1/31	18,732,000	14,662,189
3.125% 9/1/26	16,602,000	15,583,096
3.875% 7/15/27	28,881,000	27,397,444
		202,414,358
TOTAL REAL ESTATE		1,098,922,092
UTILITIES - 1.6%
Electric Utilities - 0.7%
Alabama Power Co. 3.05% 3/15/32	29,471,000	26,927,053
Cleco Corporate Holdings LLC:
3.375% 9/15/29	15,724,000	14,029,567
3.743% 5/1/26	60,730,000	58,585,398
Cleveland Electric Illuminating Co. 5.95% 12/15/36	1,128,000	1,191,755
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	10,574,000	8,687,852
2.775% 1/7/32 (b)	19,219,000	15,750,252
Eversource Energy 2.8% 5/1/23	435,000	432,302
Exelon Corp.:
2.75% 3/15/27 (b)	6,523,000	6,097,612
3.35% 3/15/32 (b)	7,920,000	7,098,426
4.05% 4/15/30	7,291,000	6,996,336
4.1% 3/15/52 (b)	5,867,000	5,057,785
4.7% 4/15/50	3,246,000	3,041,500
FirstEnergy Corp. 7.375% 11/15/31	56,726,000	63,674,935
IPALCO Enterprises, Inc. 3.7% 9/1/24	9,552,000	9,444,641
		227,015,414
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (b)	6,680,719	7,097,429
Independent Power and Renewable Electricity Producers - 0.4%
Emera U.S. Finance LP 3.55% 6/15/26	6,732,000	6,443,043
The AES Corp.:
1.375% 1/15/26	30,500,000	26,898,567
2.45% 1/15/31	28,885,000	23,231,275
3.3% 7/15/25 (b)	37,234,000	34,924,747
3.95% 7/15/30 (b)	42,717,000	38,517,919
		130,015,551
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co.:
3.7% 7/15/30	4,149,000	3,980,743
4.05% 4/15/25	53,700,000	54,028,084
Consolidated Edison Co. of New York, Inc.:
3.35% 4/1/30	3,290,000	3,064,867
3.95% 4/1/50	5,775,000	5,012,565
NiSource, Inc. 2.95% 9/1/29	40,740,000	36,085,689
Puget Energy, Inc.:
4.1% 6/15/30	25,767,000	23,949,863
4.224% 3/15/32	27,319,000	25,184,400
Sempra Energy 6% 10/15/39	5,386,000	5,696,054
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 3.5238% 5/15/67 (c)(d)	12,629,000	9,748,701
		166,750,966
TOTAL UTILITIES		530,879,360
TOTAL NONCONVERTIBLE BONDS (Cost $12,315,563,247)		11,274,870,197

U.S. Treasury Obligations - 35.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.75% 8/15/41	896,321,000	681,799,171
1.875% 11/15/51	120,053,000	90,077,267
2% 11/15/41 (e)(f)(g)	2,400,000	1,906,125
2% 8/15/51	1,412,404,000	1,091,578,635
2.375% 2/15/42	95,700,000	81,150,609
2.875% 5/15/52	235,200,000	222,153,750
3% 2/15/49	794,760,000	757,350,400
U.S. Treasury Notes:
1.125% 2/15/31	1,005,019,000	863,609,691
1.25% 12/31/26	1,000,000,000	924,296,880
1.25% 4/30/28	2,172,413,000	1,959,499,541
1.375% 11/15/31	803,403,000	696,826,571
1.5% 1/31/27	372,000,000	347,325,939
1.5% 11/30/28	800,000,000	726,437,504
1.625% 5/15/26	708,147,900	671,108,444
1.875% 2/28/27	570,000,000	541,054,688
1.875% 2/28/29	300,000,000	278,824,218
1.875% 2/15/32 (e)(f)(g)	317,356,000	287,132,792
2% 5/31/24	311,790,000	306,150,985
2.125% 7/31/24	245,203,000	240,911,948
2.125% 11/30/24	264,890,000	259,416,297
2.375% 3/31/29	504,000,000	482,442,186
2.875% 5/15/32 (h)	150,000,000	148,312,500
TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,998,575,138)		11,659,366,141

U.S. Government Agency - Mortgage Securities - 21.4%
	Principal Amount (a)	Value ($)
Fannie Mae - 5.4%
12 month U.S. LIBOR + 1.390% 2.458% 5/1/33 (c)(d)	1,988	2,010
12 month U.S. LIBOR + 1.440% 1.945% 4/1/37 (c)(d)	17,913	18,128
12 month U.S. LIBOR + 1.460% 1.854% 1/1/35 (c)(d)	19,320	19,614
12 month U.S. LIBOR + 1.480% 1.855% 7/1/34 (c)(d)	5,811	5,951
12 month U.S. LIBOR + 1.550% 1.803% 6/1/36 (c)(d)	35,078	36,159
12 month U.S. LIBOR + 1.560% 2.065% 3/1/37 (c)(d)	18,709	19,009
12 month U.S. LIBOR + 1.620% 1.96% 5/1/35 (c)(d)	37,072	38,004
12 month U.S. LIBOR + 1.620% 2.005% 3/1/33 (c)(d)	26,503	26,923
12 month U.S. LIBOR + 1.630% 1.815% 9/1/36 (c)(d)	17,448	17,889
12 month U.S. LIBOR + 1.630% 2.24% 11/1/36 (c)(d)	141,728	145,032
12 month U.S. LIBOR + 1.630% 2.429% 7/1/35 (c)(d)	79,581	81,733
12 month U.S. LIBOR + 1.640% 2.089% 6/1/47 (c)(d)	43,761	44,897
12 month U.S. LIBOR + 1.640% 3.274% 5/1/36 (c)(d)	31,497	32,366
12 month U.S. LIBOR + 1.680% 2.17% 7/1/43 (c)(d)	381,811	391,951
12 month U.S. LIBOR + 1.700% 3.183% 6/1/42 (c)(d)	38,620	39,808
12 month U.S. LIBOR + 1.710% 2.706% 3/1/36 (c)(d)	77,321	79,206
12 month U.S. LIBOR + 1.730% 2.012% 3/1/40 (c)(d)	40,997	41,850
12 month U.S. LIBOR + 1.730% 3.105% 5/1/36 (c)(d)	77,713	79,945
12 month U.S. LIBOR + 1.730% 3.441% 5/1/36 (c)(d)	30,158	31,076
12 month U.S. LIBOR + 1.750% 2% 8/1/41 (c)(d)	53,979	55,762
12 month U.S. LIBOR + 1.750% 2.281% 7/1/35 (c)(d)	26,774	27,296
12 month U.S. LIBOR + 1.800% 2.05% 7/1/41 (c)(d)	25,284	26,140
12 month U.S. LIBOR + 1.800% 2.054% 1/1/42 (c)(d)	86,603	88,681
12 month U.S. LIBOR + 1.800% 2.068% 12/1/40 (c)(d)	1,122,200	1,155,917
12 month U.S. LIBOR + 1.810% 2.06% 12/1/39 (c)(d)	30,464	31,090
12 month U.S. LIBOR + 1.810% 2.068% 9/1/41 (c)(d)	13,395	13,834
12 month U.S. LIBOR + 1.810% 2.245% 7/1/41 (c)(d)	31,966	33,171
12 month U.S. LIBOR + 1.810% 2.304% 2/1/42 (c)(d)	47,657	48,836
12 month U.S. LIBOR + 1.820% 2.293% 2/1/35 (c)(d)	51,028	52,075
12 month U.S. LIBOR + 1.830% 2.08% 10/1/41 (c)(d)	12,187	12,328
12 month U.S. LIBOR + 1.950% 3.496% 7/1/37 (c)(d)	83,395	86,449
6 month U.S. LIBOR + 1.310% 2.438% 5/1/34 (c)(d)	48,511	49,300
6 month U.S. LIBOR + 1.420% 1.571% 9/1/33 (c)(d)	83,101	84,141
6 month U.S. LIBOR + 1.500% 1.887% 1/1/35 (c)(d)	60,885	62,295
6 month U.S. LIBOR + 1.510% 1.76% 2/1/33 (c)(d)	207	212
6 month U.S. LIBOR + 1.530% 1.785% 12/1/34 (c)(d)	20,448	20,892
6 month U.S. LIBOR + 1.530% 1.834% 3/1/35 (c)(d)	30,891	31,586
6 month U.S. LIBOR + 1.550% 2.002% 10/1/33 (c)(d)	3,625	3,724
6 month U.S. LIBOR + 1.560% 1.815% 7/1/35 (c)(d)	5,575	5,758
6 month U.S. LIBOR + 1.740% 2.865% 12/1/34 (c)(d)	1,018	1,049
6 month U.S. LIBOR + 1.960% 2.434% 9/1/35 (c)(d)	7,994	8,265
6 month U.S. LIBOR + 2.500% 2.75% 3/1/36 (c)(d)	48,918	50,573
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.583% 3/1/35 (c)(d)	18,428	19,051
U.S. TREASURY 1 YEAR INDEX + 2.220% 2.571% 8/1/36 (c)(d)	107,284	111,050
U.S. TREASURY 1 YEAR INDEX + 2.270% 2.395% 6/1/36 (c)(d)	44,015	45,636
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.408% 10/1/33 (c)(d)	38,070	39,450
U.S. TREASURY 1 YEAR INDEX + 2.420% 2.75% 5/1/35 (c)(d)	23,034	23,845
U.S. TREASURY 1 YEAR INDEX + 2.460% 2.699% 7/1/34 (c)(d)	54,931	56,903
1.5% 11/1/40 to 10/1/51 (g)	40,579,779	34,697,684
2% 12/1/36 to 3/1/52	476,692,649	416,231,920
2.5% 9/1/29 to 3/1/52	503,226,916	458,378,570
3% 12/1/28 to 5/1/52	294,305,215	277,885,047
3.25% 12/1/41	19,616	19,241
3.4% 7/1/42 to 9/1/42	363,532	355,457
3.5% 10/1/33 to 4/1/52	280,860,678	273,316,925
3.65% 5/1/42 to 8/1/42	109,131	107,907
3.9% 4/1/42	29,957	30,175
4% 3/1/36 to 11/1/49	141,214,952	142,002,462
4.25% 11/1/41	60,831	62,007
4.5% to 4.5% 6/1/24 to 7/1/52	115,560,736	118,376,320
5% 11/1/22 to 3/1/45	21,207,084	22,193,389
5.26% 8/1/41 (c)	869,704	907,511
5.5% 12/1/23 to 5/1/49	9,070,854	9,549,359
6% to 6% 9/1/29 to 1/1/42	10,364,401	11,276,858
6.5% 8/1/22 to 4/1/37	533,183	570,843
6.641% 2/1/39 (c)	535,786	564,374
7% to 7% 3/1/23 to 7/1/37	547,620	589,706
7.5% to 7.5% 6/1/25 to 11/1/31	402,082	433,406
8% 3/1/37	9,221	10,550
TOTAL FANNIE MAE		1,770,956,571
Freddie Mac - 5.2%
12 month U.S. LIBOR + 1.320% 1.575% 1/1/36 (c)(d)	16,439	16,506
12 month U.S. LIBOR + 1.370% 1.684% 3/1/36 (c)(d)	79,842	80,584
12 month U.S. LIBOR + 1.500% 1.824% 3/1/36 (c)(d)	41,556	42,062
12 month U.S. LIBOR + 1.750% 2% 12/1/40 (c)(d)	499,773	509,415
12 month U.S. LIBOR + 1.750% 2% 7/1/41 (c)(d)	130,631	134,701
12 month U.S. LIBOR + 1.750% 2% 9/1/41 (c)(d)	217,738	223,526
12 month U.S. LIBOR + 1.800% 3.617% 5/1/35 (c)(d)	85,650	88,064
12 month U.S. LIBOR + 1.860% 3.239% 4/1/36 (c)(d)	27,830	28,624
12 month U.S. LIBOR + 1.880% 2.13% 9/1/41 (c)(d)	19,220	19,738
12 month U.S. LIBOR + 1.880% 3.255% 4/1/41 (c)(d)	4,871	5,012
12 month U.S. LIBOR + 1.900% 2.232% 10/1/42 (c)(d)	72,848	74,931
12 month U.S. LIBOR + 1.910% 2.16% 6/1/41 (c)(d)	12,860	13,338
12 month U.S. LIBOR + 1.910% 3.131% 6/1/41 (c)(d)	49,740	51,459
12 month U.S. LIBOR + 1.910% 3.22% 5/1/41 (c)(d)	38,015	39,135
12 month U.S. LIBOR + 1.910% 3.568% 5/1/41 (c)(d)	39,813	41,133
12 month U.S. LIBOR + 2.020% 2.931% 4/1/38 (c)(d)	24,004	24,455
12 month U.S. LIBOR + 2.030% 2.271% 3/1/33 (c)(d)	715	729
12 month U.S. LIBOR + 2.040% 2.383% 7/1/36 (c)(d)	36,599	37,849
12 month U.S. LIBOR + 2.200% 2.45% 12/1/36 (c)(d)	54,682	56,015
6 month U.S. LIBOR + 1.120% 1.424% 8/1/37 (c)(d)	25,021	25,199
6 month U.S. LIBOR + 1.580% 3.08% 12/1/35 (c)(d)	1,921	1,978
6 month U.S. LIBOR + 1.650% 2.184% 4/1/35 (c)(d)	73,806	75,815
6 month U.S. LIBOR + 1.880% 2.424% 10/1/36 (c)(d)	91,381	93,735
6 month U.S. LIBOR + 1.990% 2.665% 10/1/35 (c)(d)	33,671	34,642
6 month U.S. LIBOR + 2.020% 3.414% 6/1/37 (c)(d)	16,685	17,290
6 month U.S. LIBOR + 2.680% 3.239% 10/1/35 (c)(d)	46,882	48,709
U.S. TREASURY 1 YEAR INDEX + 2.030% 2.864% 6/1/33 (c)(d)	56,434	58,100
U.S. TREASURY 1 YEAR INDEX + 2.240% 2.372% 1/1/35 (c)(d)	3,927	4,052
U.S. TREASURY 1 YEAR INDEX + 2.260% 3.232% 6/1/33 (c)(d)	110,147	113,247
U.S. TREASURY 1 YEAR INDEX + 2.430% 2.635% 3/1/35 (c)(d)	206,910	214,195
1.5% 12/1/40 to 10/1/51	16,795,801	14,206,482
2% 4/1/41 to 4/1/52	473,359,270	413,601,561
2.5% 10/1/29 to 1/1/52	451,845,361	412,515,517
3% 6/1/31 to 3/1/52	388,430,682	367,549,297
3.5% 12/1/29 to 3/1/52 (e)	319,346,282	312,377,514
3.5% 8/1/47	14,600,228	14,272,954
4% 1/1/36 to 1/1/49	127,415,814	128,379,140
4% 4/1/48	28,653	28,644
4.5% 6/1/25 to 12/1/48	39,589,787	40,755,509
5% 8/1/33 to 7/1/41	12,666,228	13,323,274
6% 1/1/23 to 12/1/37	976,787	1,057,232
6.5% 5/1/26 to 9/1/39	1,528,229	1,683,985
7% 3/1/26 to 9/1/36	385,403	421,705
7.5% 7/1/26 to 6/1/32	87,543	94,908
8% 7/1/24 to 4/1/32	13,766	14,925
8.5% 12/1/22 to 1/1/28	6,065	6,504
TOTAL FREDDIE MAC		1,722,463,389
Ginnie Mae - 4.7%
3% 5/15/42 to 7/20/51	75,561,183	71,710,993
3.5% 9/20/40 to 5/20/50	66,560,381	65,612,923
4% 7/15/39 to 6/20/49 (f)	134,658,260	135,213,736
4.5% 6/20/33 to 8/15/41	29,681,470	30,701,559
5.5% 7/15/33 to 9/15/39	1,096,994	1,166,983
6% to 6% 10/15/30 to 5/15/40	1,031,432	1,119,018
7% to 7% 11/15/22 to 3/15/33	1,065,880	1,147,226
7.5% to 7.5% 10/15/22 to 9/15/31	153,364	162,043
8% 12/15/23 to 11/15/29	22,464	23,615
8.5% 11/15/27 to 11/15/31	28,684	31,454
2% 7/1/52 (i)	116,350,000	103,300,940
2% 7/1/52 (i)	31,050,000	27,567,634
2% 7/1/52 (i)	31,050,000	27,567,634
2% 7/1/52 (i)	31,200,000	27,700,811
2% 7/1/52 (i)	60,550,000	53,759,106
2% 7/1/52 (i)	31,100,000	27,612,026
2% 7/1/52 (i)	31,100,000	27,612,026
2% 7/1/52 (i)	59,950,000	53,226,398
2% 7/1/52 (i)	12,900,000	11,453,220
2% 7/1/52 (i)	35,600,000	31,607,335
2% 7/1/52 (i)	57,900,000	51,406,312
2% 8/1/52 (i)	151,950,000	134,771,749
2% 8/1/52 (i)	56,250,000	49,890,825
2% 8/1/52 (i)	57,900,000	51,354,289
2.5% 7/1/52 (i)	62,300,000	56,980,521
2.5% 7/1/52 (i)	67,875,000	62,079,500
2.5% 7/1/52 (i)	33,925,000	31,028,317
2.5% 7/1/52 (i)	33,400,000	30,548,144
2.5% 7/1/52 (i)	33,650,000	30,776,798
2.5% 7/1/52 (i)	71,000,000	64,937,672
2.5% 7/1/52 (i)	40,375,000	36,927,585
2.5% 7/1/52 (i)	26,925,000	24,626,012
3% 7/1/52 (i)	87,325,000	82,279,903
3% 7/1/52 (i)	34,950,000	32,930,806
3% 7/1/52 (i)	9,375,000	8,833,371
3% 7/1/52 (i)	26,500,000	24,968,994
3.5% 7/1/52 (i)	86,850,000	84,352,819
5% 12/15/32 to 4/20/48	13,028,559	13,693,220
6.5% 3/20/31 to 6/15/37	148,302	161,464
TOTAL GINNIE MAE		1,570,844,981
Uniform Mortgage Backed Securities - 6.1%
1.5% 7/1/37 (i)	56,600,000	51,500,085
1.5% 7/1/52 (i)	25,150,000	20,856,040
1.5% 7/1/52 (i)	68,550,000	56,846,184
1.5% 7/1/52 (i)	41,400,000	34,331,612
1.5% 7/1/52 (i)	24,875,000	20,627,992
2% 7/1/37 (i)	86,700,000	80,921,272
2% 7/1/37 (i)	42,450,000	39,620,623
2% 7/1/37 (i)	63,950,000	59,687,605
2% 7/1/52 (i)	71,650,000	62,172,052
2% 7/1/52 (i)	56,750,000	49,243,042
2% 7/1/52 (i)	29,875,000	25,923,099
2% 7/1/52 (i)	39,750,000	34,491,822
2% 7/1/52 (i)	50,350,000	43,689,642
2% 7/1/52 (i)	40,150,000	34,838,910
2% 7/1/52 (i)	45,200,000	39,220,890
2% 7/1/52 (i)	33,500,000	29,068,580
2% 7/1/52 (i)	32,900,000	28,547,949
2% 7/1/52 (i)	71,000,000	61,608,035
2% 7/1/52 (i)	33,500,000	29,068,580
2% 8/1/52 (i)	76,550,000	66,346,122
2% 8/1/52 (i)	73,050,000	63,312,661
2% 8/1/52 (i)	64,350,000	55,772,344
2% 8/1/52 (i)	51,500,000	44,635,210
2.5% 7/1/37 (i)	37,600,000	35,893,295
2.5% 7/1/37 (i)	27,600,000	26,347,206
2.5% 7/1/52 (i)	94,650,000	85,066,640
2.5% 7/1/52 (i)	32,400,000	29,119,484
2.5% 7/1/52 (i)	41,350,000	37,163,292
2.5% 7/1/52 (i)	22,850,000	20,536,426
2.5% 7/1/52 (i)	82,200,000	73,877,209
2.5% 7/1/52 (i)	19,000,000	17,076,241
2.5% 8/1/52 (i)	56,600,000	50,802,892
2.5% 8/1/52 (i)	25,600,000	22,977,987
3% 7/1/52 (i)	24,950,000	23,221,027
3% 7/1/52 (i)	11,400,000	10,610,009
3% 7/1/52 (i)	50,200,000	46,721,266
3% 8/1/52 (i)	31,300,000	29,094,308
3.5% 7/1/52 (i)	51,750,000	49,750,732
3.5% 7/1/52 (i)	9,275,000	8,916,677
3.5% 7/1/52 (i)	10,850,000	10,430,830
4% 7/1/52 (i)	20,250,000	19,962,061
4% 7/1/52 (i)	49,950,000	49,239,751
4% 7/1/52 (i)	27,650,000	27,256,839
4% 7/1/52 (i)	24,950,000	24,595,231
4% 7/1/52 (i)	10,900,000	10,745,011
4.5% 7/1/52 (i)	53,800,000	53,997,554
4.5% 7/1/52 (i)	41,850,000	42,003,673
4.5% 7/1/52 (i)	46,650,000	46,821,299
4.5% 7/1/52 (i)	11,500,000	11,542,228
5% 7/1/52 (i)	12,800,000	13,057,997
5% 8/1/52 (i)	24,200,000	24,614,986
5% 8/1/52 (i)	47,900,000	48,721,399
5.5% 8/1/52 (i)	9,200,000	9,454,173
5.5% 8/1/52 (i)	22,450,000	23,070,237
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		2,015,018,311
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $7,458,463,168)		7,079,283,252

Asset-Backed Securities - 6.5%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	12,568,720	8,463,616
Series 2019-1 Class A, 3.844% 5/15/39 (b)	12,762,826	8,769,492
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	24,176,026	18,381,545
Class B, 4.458% 10/16/39 (b)	4,664,187	2,963,587
Series 2021-1A Class A, 2.95% 11/16/41 (b)	26,777,240	22,425,521
Series 2021-2A Class A, 2.798% 1/15/47 (b)	50,440,198	43,078,749
AASET, Ltd. Series 2022-1A Class A, 6% 5/16/47 (b)	32,500,000	31,863,010
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (b)	9,684,000	9,563,322
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 2.1443% 1/15/32 (b)(c)(d)	7,556,000	7,354,497
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 2.1743% 10/17/34 (b)(c)(d)	17,910,000	17,215,647
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 2.0527% 4/20/34 (b)(c)(d)	43,014,000	41,072,219
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.500% 3.1807% 7/20/35 (b)(c)(d)	25,047,000	24,409,652
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 2.2027% 7/20/34 (b)(c)(d)	21,007,000	20,209,175
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	7,331,188	6,149,256
Class B, 4.335% 1/16/40 (b)	1,378,871	603,307
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 2.3643% 10/15/32 (b)(c)(d)	24,769,000	24,193,938
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 2.1743% 7/15/34 (b)(c)(d)	26,517,000	25,683,783
Ares LVIII CLO LLC Series 2022-58A Class AR, U.S. 90-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.330% 2.1764% 1/15/35 (b)(c)(d)	37,068,000	35,535,664
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 2.1143% 4/15/34 (b)(c)(d)	29,947,000	28,825,066
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 2.2943% 4/17/33 (b)(c)(d)	60,917,000	59,401,080
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 2.1943% 10/15/36 (b)(c)(d)	17,946,000	17,321,479
Barings CLO Ltd. Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 2.2827% 1/20/32 (b)(c)(d)	28,600,000	27,992,793
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME TERM SOFR 3 MONTH INDEX + 1.300% 2.1464% 1/17/35 (b)(c)(d)	38,048,000	36,709,483
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 2.1743% 1/15/35 (b)(c)(d)	27,114,000	26,110,213
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (b)	31,830,304	28,126,975
Class AA, 2.487% 12/16/41 (b)(c)	3,775,374	3,525,463
Series 2021-1A Class A, 2.443% 7/15/46 (b)	34,988,064	29,949,325
Brazos Higher Education Authority, Inc. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.850% 2.034% 7/25/29 (c)(d)	97,886	97,878
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 2.0343% 4/15/29 (b)(c)(d)	28,817,371	28,368,396
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	22,434,659	19,790,936
Class B, 5.095% 4/15/39 (b)	10,307,675	8,164,600
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	13,869,093	12,464,840
Series 2021-1A Class A, 3.474% 1/15/46 (b)	7,332,598	6,531,060
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 2.1627% 10/20/32 (b)(c)(d)	21,787,000	21,141,495
Series 2022-15A Class A, CME TERM SOFR 3 MONTH INDEX + 1.320% 2.0327% 4/20/35 (b)(c)(d)	35,314,000	33,790,017
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 2.314% 10/25/34 (b)(c)(d)	16,882,000	16,242,020
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 2.1127% 4/20/34 (b)(c)(d)	26,059,000	24,926,502
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 2.2327% 10/20/34 (b)(c)(d)	27,352,000	26,287,542
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 2.2627% 4/20/34 (b)(c)(d)	28,400,000	27,361,952
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.700% 1.75% 7/24/34 (c)(d)(i)	37,609,000	37,266,984
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 2.3727% 1/20/34 (b)(c)(d)	37,850,000	36,855,983
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	25,276,085	24,190,376
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME TERM SOFR 3 MONTH INDEX + 1.300% 2.204% 4/20/35 (b)(c)(d)	19,817,000	19,044,244
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 2.2127% 10/20/34 (b)(c)(d)	18,048,000	17,424,550
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 2.2643% 1/18/32 (b)(c)(d)	22,160,000	21,679,150
Dryden Senior Loan Fund:
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 2.2243% 4/17/33 (b)(c)(d)	20,000,000	19,429,440
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 2.1943% 10/15/35 (b)(c)(d)	23,913,000	23,038,023
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 2.608% 2/20/35 (b)(c)(d)	14,569,000	14,018,583
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 2.1443% 4/15/31 (b)(c)(d)	12,634,000	12,319,818
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 2.1943% 1/15/35 (b)(c)(d)	32,919,000	31,836,525
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 2.2943% 1/15/34 (b)(c)(d)	6,000,000	5,831,148
Enterprise Fleet Financing LLC Series 2021-1 Class A2, 0.44% 12/21/26 (b)	16,964,242	16,466,552
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 2.1543% 7/19/34 (b)(c)(d)	19,090,000	18,406,540
Class AR, 3 month U.S. LIBOR + 1.080% 2.4913% 11/16/34 (b)(c)(d)	27,750,000	26,882,341
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 2.778% 11/20/33 (b)(c)(d)	36,187,000	35,181,219
Ford Credit Floorplan Master Owner Trust Series 2019-3 Class A1, 2.23% 9/15/24	12,531,000	12,529,916
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	11,678,596	10,160,962
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	13,857,327	12,261,656
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 2.2663% 10/22/34 (b)(c)(d)	19,246,000	18,485,186
KKR CLO Ltd. Series 2022-41A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.330% 2.0223% 4/15/35 (b)(c)(d)	46,050,000	44,196,391
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (b)(c)	22,374,000	22,232,932
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, 1 month U.S. LIBOR + 1.120% 2.7486% 7/25/33 (c)(d)	787,069	759,210
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 2.2543% 1/15/33 (b)(c)(d)	13,900,000	13,562,800
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 2.1843% 4/19/34 (b)(c)(d)	30,470,000	29,557,241
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 2.2363% 1/22/35 (b)(c)(d)	32,026,000	30,702,429
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 2.1643% 7/15/34 (b)(c)(d)	19,039,000	18,451,666
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 2.3363% 1/22/31 (b)(c)(d)	7,913,000	7,581,200
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 2.2027% 10/20/34 (b)(c)(d)	6,442,000	6,213,689
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, 3 month U.S. LIBOR + 1.130% 2.314% 10/25/34 (b)(c)(d)	32,900,000	31,760,015
Magnetite XXI Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 2.0827% 4/20/34 (b)(c)(d)	25,147,000	24,247,467
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 2.314% 1/25/35 (b)(c)(d)	23,616,000	22,731,274
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 2.0343% 1/15/34 (b)(c)(d)	26,100,000	25,431,161
Marlette Funding Trust:
Series 2021-3A Class A, 0.65% 12/15/31 (b)	9,902,637	9,699,097
Series 2022-1A Class A, 1.36% 4/15/32 (b)	12,079,518	11,860,530
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 2.1327% 10/20/30 (b)(c)(d)	29,511,000	28,952,298
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 2.8686% 1/25/36 (c)(d)	1,037,487	1,029,987
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 2.1927% 10/20/34 (b)(c)(d)	26,956,000	26,104,918
Planet Fitness Master Issuer LLC:
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	22,430,850	19,941,743
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	22,844,745	20,466,401
Class A2II, 4.008% 12/5/51 (b)	20,413,838	18,204,662
Preston Ridge Partners Mortgage Trust Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)	7,087,512	6,595,386
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	21,926,797	18,817,937
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 2.1827% 4/20/34 (b)(c)(d)	35,857,000	34,780,143
RR 7 Ltd. Series 2022-7A Class A1AB, 3 month U.S. LIBOR + 1.340% 1.5203% 1/15/37 (b)(c)(d)	38,243,000	36,847,593
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	21,195,026	18,553,183
Class B, 4.335% 3/15/40 (b)	2,308,845	1,543,996
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	28,285,000	27,322,068
1.884% 7/15/50 (b)	10,516,000	9,721,694
2.328% 7/15/52 (b)	8,041,000	7,141,452
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/51 (b)	9,651,500	8,398,182
Stratus CLO, Ltd. Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.750% 1.75% 7/20/30 (b)(c)(d)(i)	6,015,000	5,960,300
SYMP Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.320% 1.6326% 4/23/35 (b)(c)(d)	39,612,000	37,874,681
Symphony CLO XIX, Ltd. / Symphon CLO XIX LLC Series 2018-19A Class A, 3 month U.S. LIBOR + 0.960% 2.0043% 4/16/31 (b)(c)(d)	16,170,000	15,785,041
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 2.1043% 7/15/32 (b)(c)(d)	3,663,000	3,563,271
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 2.0243% 4/19/34 (b)(c)(d)	15,000,000	14,412,720
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 2.1427% 4/20/33 (b)(c)(d)	30,228,000	29,239,212
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.4836% 9/25/34 (c)(d)	54,264	53,090
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	32,806,339	28,932,058
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	31,840,210	27,306,673
Towd Point Mortgage Trust Series 2019-1 Class A1, 3.656% 3/25/58 (b)(c)	876,302	855,662
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 1.529% 4/6/42 (b)(c)(d)	3,641,000	2,715,290
Upstart Securitization Trust:
Series 2021-2 Class A, 0.91% 6/20/31 (b)	14,173,956	13,843,635
Series 2021-4 Class A, 0.84% 9/20/31 (b)	21,895,379	21,080,580
3.12% 3/20/32 (b)	14,564,585	14,237,292
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 2.3327% 7/20/32 (b)(c)(d)	31,233,000	30,537,410
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 2.2043% 7/19/34 (b)(c)(d)	17,782,000	17,205,632
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 2.2127% 10/20/34 (b)(c)(d)	36,484,000	35,175,538
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 2.1943% 7/16/34 (b)(c)(d)	17,721,000	17,121,942
TOTAL ASSET-BACKED SECURITIES (Cost $2,271,007,321)		2,143,683,063

Collateralized Mortgage Obligations - 1.3%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.8%
Ajax Mortgage Loan Trust sequential payer:
Series 2021-C Class A, 2.115% 1/25/61 (b)	4,791,038	4,677,230
Series 2021-E Class A1, 1.74% 12/25/60 (b)	11,630,203	10,573,935
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (b)	16,210,114	15,607,831
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	13,967,506	13,436,796
BRAVO Residential Funding Trust sequential payer Series 2022-RPL1 Class A1, 2.75% 9/25/61 (b)	16,612,466	15,872,557
Cascade Funding Mortgage Trust:
sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	24,093,595	23,900,051
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)	17,670,355	17,273,872
Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)	14,720,727	14,448,319
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	17,062,022	16,728,406
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)	21,900,369	21,428,876
COLT Trust sequential payer Series 2021-RPL1 Class A1, 1.6654% 9/25/61 (b)	19,274,603	18,342,722
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	28,282,403	27,809,538
New Residential Mortgage Loan Trust:
Series 2019-5A Class A1B, 3.5% 8/25/59 (b)	14,548,286	14,364,461
Series 2020-1A Class A1B, 3.5% 10/25/59 (b)	10,736,703	10,475,573
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	10,072,564	9,248,605
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)	9,787,860	9,255,903
RMF Buyout Issuance Trust:
sequential payer Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	15,609,265	15,496,390
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (b)	8,898,024	8,434,599
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.6276% 7/20/34 (c)(d)	12,713	11,631
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 2.2636% 9/25/43 (c)(d)	821,451	780,657
TOTAL PRIVATE SPONSOR		268,167,952
U.S. Government Agency - 0.5%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 2.4236% 2/25/32 (c)(d)	7,740	7,848
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 2.5951% 3/18/32 (c)(d)	14,510	14,750
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 2.6236% 4/25/32 (c)(d)	16,692	17,028
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 2.6236% 10/25/32 (c)(d)	21,357	21,791
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 2.3736% 1/25/32 (c)(d)	7,696	7,788
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 6.4764% 12/25/33 (c)(j)(k)	288,992	52,287
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 5.0564% 11/25/36 (c)(j)(k)	200,559	25,525
Series 2012-154 Class F, 1 month U.S. LIBOR + 0.300% 1.9236% 1/25/43 (c)(d)	782,855	778,669
Series 2017-36 Class FB, 1 month U.S. LIBOR + 0.350% 1.9736% 5/25/47 (c)(d)	1,548,750	1,542,074
Series 2018-32 Class FB, 1 month U.S. LIBOR + 0.300% 1.9236% 5/25/48 (c)(d)	887,753	881,645
Series 2018-38 Class FG, 1 month U.S. LIBOR + 0.300% 1.9236% 6/25/48 (c)(d)	2,077,403	2,061,927
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	284	285
Series 1993-207 Class H, 6.5% 11/25/23	26,888	27,190
Series 1996-28 Class PK, 6.5% 7/25/25	10,823	10,966
Series 1999-17 Class PG, 6% 4/25/29	85,210	88,845
Series 1999-32 Class PL, 6% 7/25/29	98,097	102,563
Series 1999-33 Class PK, 6% 7/25/29	74,654	78,023
Series 1999-54 Class PH, 6.5% 11/18/29	123,895	126,847
Series 1999-57 Class PH, 6.5% 12/25/29	264,550	276,525
Series 2001-52 Class YZ, 6.5% 10/25/31	10,307	10,717
Series 2003-28 Class KG, 5.5% 4/25/23	7,937	7,980
Series 2005-102 Class CO 11/25/35 (l)	48,911	42,572
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 13.3287% 8/25/35 (c)(k)	12,402	13,847
Series 2005-81 Class PC, 5.5% 9/25/35	137,133	145,154
Series 2006-12 Class BO 10/25/35 (l)	237,128	207,854
Series 2006-15 Class OP 3/25/36 (l)	276,016	231,910
Series 2006-37 Class OW 5/25/36 (l)	25,693	20,926
Series 2006-45 Class OP 6/25/36 (l)	85,838	70,472
Series 2006-62 Class KP 4/25/36 (l)	142,903	120,365
Series 2012-149:
Class DA, 1.75% 1/25/43	369,370	347,375
Class GA, 1.75% 6/25/42	403,896	379,092
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	18,629	19,586
Series 1999-25 Class Z, 6% 6/25/29	82,402	85,312
Series 2001-20 Class Z, 6% 5/25/31	101,725	106,699
Series 2001-31 Class ZC, 6.5% 7/25/31	51,601	53,987
Series 2002-16 Class ZD, 6.5% 4/25/32	35,381	36,754
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 5.9264% 11/25/32 (c)(j)(k)	106,608	7,077
Series 2012-67 Class AI, 4.5% 7/25/27 (j)	145,374	6,215
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 5.0164% 12/25/36 (c)(j)(k)	135,377	22,426
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 4.8164% 5/25/37 (c)(j)(k)	68,550	10,966
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 15.2075% 9/25/23 (c)(k)	1,268	1,303
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 6.4764% 3/25/33 (c)(j)(k)	17,365	2,751
Series 2005-72 Class ZC, 5.5% 8/25/35	1,110,623	1,137,845
Series 2005-79 Class ZC, 5.9% 9/25/35	622,041	657,553
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 30.8786% 6/25/37 (c)(k)	63,863	99,400
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 29.8586% 7/25/37 (c)(k)	94,630	148,675
Class SB, 39.600% - 1 month U.S. LIBOR 29.8586% 7/25/37 (c)(k)	28,700	39,079
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 4.7264% 3/25/38 (c)(j)(k)	469,337	63,151
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 4.4264% 12/25/40 (c)(j)(k)	481,647	53,935
Class ZA, 4.5% 12/25/40	197,009	210,587
Series 2010-139 Class NI, 4.5% 2/25/40 (j)	169,165	6,057
Series 2010-150 Class ZC, 4.75% 1/25/41	1,964,338	2,057,849
Series 2010-95 Class ZC, 5% 9/25/40	4,562,993	4,784,379
Series 2011-39 Class ZA, 6% 11/25/32	341,441	362,400
Series 2011-4 Class PZ, 5% 2/25/41	607,910	623,069
Series 2011-67 Class AI, 4% 7/25/26 (j)	50,926	1,751
Series 2011-83 Class DI, 6% 9/25/26 (j)	2,465	20
Series 2012-100 Class WI, 3% 9/25/27 (j)	1,095,253	63,133
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 5.0264% 12/25/30 (c)(j)(k)	171,345	3,711
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.9264% 6/25/41 (c)(j)(k)	144,993	3,136
Series 2013-133 Class IB, 3% 4/25/32 (j)	417,258	15,466
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 4.4264% 1/25/44 (c)(j)(k)	302,960	48,754
Series 2013-51 Class GI, 3% 10/25/32 (j)	312,917	21,280
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 5.0964% 6/25/35 (c)(j)(k)	394,215	44,873
Series 2015-42 Class IL, 6% 6/25/45 (j)	2,015,906	375,245
Series 2015-70 Class JC, 3% 10/25/45	2,207,110	2,162,541
Series 2017-30 Class AI, 5.5% 5/25/47 (j)	1,100,362	210,089
Series 2017-74 Class SH, 6.200% - 1 month U.S. LIBOR 4.5764% 10/25/47 (c)(j)(k)	11,896,358	1,759,663
Series 2018-3 Class SB, 6.150% - 1 month U.S. LIBOR 4.5264% 2/25/48 (c)(j)(k)	29,127,985	4,019,624
Series 2018-44 Class SA, 6.200% - 1 month U.S. LIBOR 4.5764% 6/25/48 (c)(j)(k)	6,726,961	967,249
Series 2019-67 Class SA, 6.050% - 1 month U.S. LIBOR 4.4264% 11/25/49 (c)(j)(k)	25,375,006	4,052,462
Series 2019-82 Class PI, 4% 6/25/49 (j)	7,906,905	1,424,932
Series 2020-13 Class A/S, 6.200% - 1 month U.S. LIBOR 4.5764% 8/25/48 (c)(j)(k)	9,356,356	1,351,394
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (j)	72,548	12,589
Series 343 Class 16, 5.5% 5/25/34 (j)	65,470	10,557
Series 348 Class 14, 6.5% 8/25/34 (c)(j)	45,402	9,477
Series 351:
Class 12, 5.5% 4/25/34 (c)(j)	26,705	4,814
Class 13, 6% 3/25/34 (j)	42,095	7,465
Series 359 Class 19, 6% 7/25/35 (c)(j)	23,164	4,573
Series 384 Class 6, 5% 7/25/37 (j)	279,592	49,708
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 2.124% 1/15/32 (c)(d)	5,786	5,871
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 2.224% 3/15/32 (c)(d)	8,919	9,073
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 2.324% 3/15/32 (c)(d)	8,412	8,580
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 2.224% 6/15/31 (c)(d)	15,456	15,692
Class FG, 1 month U.S. LIBOR + 0.900% 2.224% 3/15/32 (c)(d)	4,975	5,058
Series 4709 Class FE, 1 month U.S. LIBOR + 0.350% 1.674% 8/15/47 (c)(d)	850,309	846,848
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 1.574% 5/15/37 (c)(d)	346,724	344,661
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	108,200	113,257
Series 2101 Class PD, 6% 11/15/28	8,877	9,294
Series 2121 Class MG, 6% 2/15/29	44,241	46,266
Series 2131 Class BG, 6% 3/15/29	323,276	338,589
Series 2137 Class PG, 6% 3/15/29	49,562	51,920
Series 2154 Class PT, 6% 5/15/29	85,134	89,200
Series 2162 Class PH, 6% 6/15/29	17,662	18,443
Series 2520 Class BE, 6% 11/15/32	140,269	149,416
Series 2693 Class MD, 5.5% 10/15/33	307,393	312,898
Series 2802 Class OB, 6% 5/15/34	124,217	130,433
Series 3002 Class NE, 5% 7/15/35	337,760	350,686
Series 3110 Class OP 9/15/35 (l)	108,467	100,107
Series 3119 Class PO 2/15/36 (l)	333,803	277,827
Series 3121 Class KO 3/15/36 (l)	47,708	40,362
Series 3123 Class LO 3/15/36 (l)	186,663	156,069
Series 3145 Class GO 4/15/36 (l)	198,648	166,972
Series 3189 Class PD, 6% 7/15/36	282,267	302,956
Series 3225 Class EO 10/15/36 (l)	101,440	83,416
Series 3258 Class PM, 5.5% 12/15/36	127,079	134,387
Series 3415 Class PC, 5% 12/15/37	131,207	135,124
Series 3806 Class UP, 4.5% 2/15/41	620,540	626,439
Series 3832 Class PE, 5% 3/15/41	1,278,917	1,325,352
Series 4135 Class AB, 1.75% 6/15/42	300,957	284,157
Series 4765 Class PE, 3% 12/15/41	65,557	65,496
sequential payer:
Series 2135 Class JE, 6% 3/15/29	22,065	23,110
Series 2274 Class ZM, 6.5% 1/15/31	30,750	32,129
Series 2281 Class ZB, 6% 3/15/30	62,709	65,503
Series 2303 Class ZV, 6% 4/15/31	31,976	33,574
Series 2357 Class ZB, 6.5% 9/15/31	244,746	260,062
Series 2502 Class ZC, 6% 9/15/32	59,183	63,020
Series 2519 Class ZD, 5.5% 11/15/32	87,928	92,772
Series 2546 Class MJ, 5.5% 3/15/23	5,577	5,615
Series 2601 Class TB, 5.5% 4/15/23	2,397	2,414
Series 2998 Class LY, 5.5% 7/15/25	34,555	35,523
Series 3871 Class KB, 5.5% 6/15/41	1,681,881	1,802,681
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 5.276% 2/15/36 (c)(j)(k)	91,385	11,208
Series 2013-4281 Class AI, 4% 12/15/28 (j)	401,997	11,597
Series 2017-4683 Class LM, 3% 5/15/47	2,897,480	2,833,748
Series 2017-4720 Class IO, 4% 9/15/47 (j)	9,819,516	1,990,067
Series 2018-4763 Class SC, 6.200% - 1 month U.S. LIBOR 4.876% 8/15/47 (c)(j)(k)	5,991,806	859,549
Series 2018-4765 Class IB, 4% 3/15/48 (j)	8,817,287	1,747,487
Series 2933 Class ZM, 5.75% 2/15/35	1,395,475	1,497,853
Series 2935 Class ZK, 5.5% 2/15/35	1,148,607	1,221,569
Series 2947 Class XZ, 6% 3/15/35	575,660	615,801
Series 2996 Class ZD, 5.5% 6/15/35	957,580	1,016,430
Series 3237 Class C, 5.5% 11/15/36	1,364,802	1,425,931
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 5.336% 11/15/36 (c)(j)(k)	426,378	62,140
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 5.426% 3/15/37 (c)(j)(k)	635,173	105,665
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 5.436% 4/15/37 (c)(j)(k)	907,155	136,125
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 5.256% 6/15/37 (c)(j)(k)	287,583	39,584
Series 3949 Class MK, 4.5% 10/15/34	232,176	237,593
Series 4055 Class BI, 3.5% 5/15/31 (j)	462,304	17,330
Series 4149 Class IO, 3% 1/15/33 (j)	165,004	14,503
Series 4314 Class AI, 5% 3/15/34 (j)	159,547	6,888
Series 4427 Class LI, 3.5% 2/15/34 (j)	1,167,052	91,153
Series 4471 Class PA 4% 12/15/40	1,264,070	1,268,419
target amortization class Series 2156 Class TC, 6.25% 5/15/29	46,816	48,718
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 1.7747% 2/15/24 (c)(d)	7,428	7,443
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	37,516	39,147
Series 2056 Class Z, 6% 5/15/28	88,024	92,002
Freddie Mac Multi-family Structured pass-thru certificates:
floater Series 4795 Class FA, 1 month U.S. LIBOR + 0.300% 1.624% 5/15/48 (c)(d)	1,379,037	1,367,783
Series 4386 Class AZ, 4.5% 11/15/40	2,743,442	2,790,136
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57	1,209,234	1,200,630
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 5.1807% 6/16/37 (c)(j)(k)	173,227	24,377
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 1.573% 3/20/60 (c)(d)(m)	2,248,974	2,235,504
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 1.353% 7/20/60 (c)(d)(m)	315,467	311,769
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 1.1033% 9/20/60 (c)(d)(m)	384,161	379,712
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 1.1033% 8/20/60 (c)(d)(m)	317,085	313,452
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 1.1833% 12/20/60 (c)(d)(m)	876,827	867,906
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 1.3033% 12/20/60 (c)(d)(m)	845,741	839,513
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 1.3033% 2/20/61 (c)(d)(m)	891,973	885,645
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 1.2933% 2/20/61 (c)(d)(m)	1,363,509	1,353,872
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 1.3033% 4/20/61 (c)(d)(m)	803,232	797,037
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 1.3033% 5/20/61 (c)(d)(m)	1,302,118	1,292,757
Class FC, 1 month U.S. LIBOR + 0.500% 1.3033% 5/20/61 (c)(d)(m)	930,208	923,169
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 1.3333% 6/20/61 (c)(d)(m)	1,086,462	1,079,115
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 1.3533% 9/20/61 (c)(d)(m)	2,918,048	2,898,141
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 1.4033% 10/20/61 (c)(d)(m)	1,257,499	1,250,375
Series 2012-98 Class FA, 1 month U.S. LIBOR + 0.400% 1.9951% 8/20/42 (c)(d)	758,823	756,753
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 1.5033% 11/20/61 (c)(d)(m)	1,227,444	1,222,327
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 1.5033% 1/20/62 (c)(d)(m)	748,654	745,668
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 1.4333% 1/20/62 (c)(d)(m)	1,055,670	1,049,871
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 1.4333% 3/20/62 (c)(d)(m)	655,501	652,878
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 1.4533% 5/20/61 (c)(d)(m)	17,874	17,776
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 1.3233% 10/20/62 (c)(d)(m)	28,173	27,979
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 1.1633% 3/20/63 (c)(d)(m)	35,809	35,436
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 1.4033% 1/20/64 (c)(d)(m)	830,283	826,057
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 1.4033% 12/20/63 (c)(d)(m)	3,565,168	3,548,739
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 1.3033% 6/20/64 (c)(d)(m)	928,447	921,808
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 1.1033% 3/20/65 (c)(d)(m)	10,623	10,536
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 1.0833% 5/20/63 (c)(d)(m)	21,859	21,518
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 1.0033% 4/20/63 (c)(d)(m)	21,045	20,743
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 1.2033% 12/20/62 (c)(d)(m)	42,831	42,208
Series 2019-128 Class FH, 1 month U.S. LIBOR + 0.500% 2.0951% 10/20/49 (c)(d)	1,954,661	1,951,814
Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 2.0451% 2/20/49 (c)(d)	4,162,429	4,183,271
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 6.8097% 12/20/40 (c)(k)	1,706,813	1,612,961
Series 2011-136 Class WI, 4.5% 5/20/40 (j)	69,864	4,785
Series 2016-69 Class WA, 3% 2/20/46	810,059	785,307
Series 2017-134 Class BA, 2.5% 11/20/46	447,015	430,217
Series 2017-153 Class GA, 3% 9/20/47	3,823,769	3,655,051
Series 2017-182 Class KA, 3% 10/20/47	2,972,575	2,845,839
Series 2018-13 Class Q, 3% 4/20/47	3,826,592	3,712,511
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	496,003	506,397
Series 2010-160 Class DY, 4% 12/20/40	3,505,793	3,477,102
Series 2010-170 Class B, 4% 12/20/40	782,726	776,418
Series 2013-H06 Class HA, 1.65% 1/20/63 (m)	99,986	99,797
Series 2017-139 Class BA, 3% 9/20/47	8,517,848	8,257,932
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 4.9907% 5/16/34 (c)(j)(k)	102,248	11,255
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 5.6907% 8/17/34 (c)(j)(k)	98,004	14,895
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 31.1443% 6/16/37 (c)(k)	4,543	6,142
Series 2010-116 Class QB, 4% 9/16/40	265,883	267,487
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 4.4407% 2/16/40 (c)(j)(k)	687,834	63,259
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 1.353% 5/20/60 (c)(d)(m)	1,077,448	1,065,875
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 4.5049% 7/20/41 (c)(j)(k)	325,345	44,935
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 5.1907% 6/16/42 (c)(j)(k)	379,621	49,814
Series 2013-124 Class ES, 8.667% - 1 month U.S. LIBOR 6.5398% 4/20/39 (c)(k)	9,213	9,217
Series 2013-149 Class MA, 2.5% 5/20/40	3,106,258	3,035,609
Series 2014-2 Class BA, 3% 1/20/44	7,122,670	6,822,716
Series 2014-21 Class HA, 3% 2/20/44	2,605,145	2,503,238
Series 2014-25 Class HC, 3% 2/20/44	4,530,976	4,334,210
Series 2014-5 Class A, 3% 1/20/44	3,950,512	3,785,381
Series 2015-H13 Class HA, 2.5% 8/20/64 (m)	32,580	31,549
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 2.53% 5/20/66 (c)(d)(m)	6,413,320	6,381,446
Series 2017-186 Class HK, 3% 11/16/45	3,811,413	3,669,602
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.38% 8/20/66 (c)(d)(m)	7,498,357	7,445,776
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.2349% 5/20/65 (c)(m)	168,550	168,598
TOTAL U.S. GOVERNMENT AGENCY		162,023,199
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $456,103,472)		430,191,151

Commercial Mortgage Securities - 6.6%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.150% 2.429% 1/15/39 (b)(c)(d)	20,613,000	20,025,507
Class B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.550% 2.829% 1/15/39 (b)(c)(d)	3,893,000	3,766,926
Class C, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 2.150% 3.429% 1/15/39 (b)(c)(d)	2,780,000	2,671,989
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)	38,000,000	35,912,109
Class ANM, 3.112% 11/5/32 (b)	17,278,000	16,446,526
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	3,878,000	3,573,076
Class CNM, 3.8425% 11/5/32 (b)(c)	1,604,000	1,373,317
BANK:
sequential payer:
Series 2019-BN21 Class A5, 2.851% 10/17/52	2,858,000	2,608,025
Series 2022-BNK42, Class A5, 4.493% 6/15/55 (c)	20,100,000	20,462,644
Series 2020-BN25 Class XB, 0.5326% 1/15/63 (c)(j)	31,293,000	846,867
Bayview Commercial Asset Trust Series 2004-1, Class IO, 1.25% 4/25/34 (b)(j)	438,214	17,151
BBCMS Mortgage Trust Series 2022-C16 Class A5, 4.6% 6/15/55	7,800,000	7,987,649
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	3,240,000	3,216,790
Series 2021-B24 Class A5, 2.5843% 3/15/54	6,200,000	5,438,295
Series 2021-B28 Class A5, 2.2237% 8/15/54	3,280,000	2,775,839
Series 2019-B14 Class XA, 0.9062% 12/15/62 (c)(j)	108,872,277	3,928,417
Series 2020-B17 Class XA, 1.5394% 3/15/53 (c)(j)	109,738,474	7,538,210
Series 2020-B18 Class XA, 1.916% 7/15/53 (c)(j)	51,135,845	4,522,321
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 3.374% 11/15/28 (b)(c)(d)	15,266,000	15,066,118
BPR Trust floater Series 2022-OANA:
Class A, CME TERM SOFR 1 MONTH INDEX + 1.890% 3.1767% 4/15/37 (b)(c)(d)	72,926,000	71,434,022
Class B, CME TERM SOFR 1 MONTH INDEX + 2.440% 3.7257% 4/15/37 (b)(c)(d)	19,373,000	18,949,386
BX Commercial Mortgage Trust:
floater:
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 2.0141% 10/15/36 (b)(c)(d)	37,043,000	35,163,712
Class B, 1 month U.S. LIBOR + 0.890% 2.2238% 10/15/36 (b)(c)(d)	5,541,000	5,220,721
Class C, 1 month U.S. LIBOR + 1.090% 2.4236% 10/15/36 (b)(c)(d)	7,417,000	6,902,624
Class D, 1 month U.S. LIBOR + 1.290% 2.6233% 10/15/36 (b)(c)(d)	7,201,000	6,637,152
Class E, 1 month U.S. LIBOR + 1.940% 3.2725% 10/15/36 (b)(c)(d)	25,035,000	23,236,345
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 1.9763% 5/15/38 (b)(c)(d)	31,100,000	29,615,914
Series 2022-LP2:
Class A, CME TERM SOFR 1 MONTH INDEX + 1.010% 2.3469% 2/15/39 (b)(c)(d)	48,802,630	46,852,613
Class B, CME TERM SOFR 1 MONTH INDEX + 1.310% 2.6463% 2/15/39 (b)(c)(d)	14,704,009	13,969,589
Class C, CME TERM SOFR 1 MONTH INDEX + 1.560% 2.8957% 2/15/39 (b)(c)(d)	14,704,009	13,822,718
Class D, CME TERM SOFR 1 MONTH INDEX + 1.960% 3.2948% 2/15/39 (b)(c)(d)	14,704,009	13,675,884
floater sequential payer Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 2.2% 11/15/32 (b)(c)(d)	6,805,000	6,636,099
BX Trust:
floater:
Series 2018-EXCL:
Class A, 1 month U.S. LIBOR + 1.088% 2.4116% 9/15/37 (b)(c)(d)	5,645,759	5,405,527
Class B, 1 month U.S. LIBOR + 1.320% 2.649% 9/15/37 (b)(c)(d)	9,292,500	8,780,410
Class D, 1 month U.S. LIBOR + 2.620% 3.949% 9/15/37 (b)(c)(d)	7,116,200	5,927,275
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 2.624% 4/15/34 (b)(c)(d)	15,742,000	15,107,533
Class C, 1 month U.S. LIBOR + 1.600% 2.924% 4/15/34 (b)(c)(d)	10,407,000	9,961,366
Class D, 1 month U.S. LIBOR + 1.900% 3.224% 4/15/34 (b)(c)(d)	10,925,000	10,374,644
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 2.404% 10/15/36 (b)(c)(d)	11,924,650	11,624,683
Class C, 1 month U.S. LIBOR + 1.250% 2.574% 10/15/36 (b)(c)(d)	14,991,450	14,538,923
Class D, 1 month U.S. LIBOR + 1.450% 2.774% 10/15/36 (b)(c)(d)	21,234,700	20,540,336
Class E, 1 month U.S. LIBOR + 1.800% 3.124% 10/15/36 (b)(c)(d)	29,835,850	28,785,181
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 2.175% 11/15/38 (b)(c)(d)	34,500,000	33,200,454
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 1.9599% 10/15/26 (b)(c)(d)	32,600,000	31,193,281
Series 2022-IND:
Class A, CME TERM SOFR 1 MONTH INDEX + 1.490% 2.8248% 4/15/37 (b)(c)(d)	39,285,000	38,225,303
Class B, CME TERM SOFR 1 MONTH INDEX + 1.940% 3.2738% 4/15/37 (b)(c)(d)	20,026,000	19,406,271
Class C, CME TERM SOFR 1 MONTH INDEX + 2.290% 3.6238% 4/15/37 (b)(c)(d)	4,519,000	4,331,184
Class D, CME TERM SOFR 1 MONTH INDEX + 2.830% 4.1728% 4/15/37 (b)(c)(d)	3,784,000	3,605,690
floater sequential payer Series 2021-SOAR Class A, 1.995% 6/15/38 (b)(c)	36,424,080	34,960,437
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 2.324% 4/15/34 (b)(c)(d)	29,901,000	29,147,743
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 2.244% 10/15/36 (b)(c)(d)	42,881,000	42,125,934
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class A, 1 month U.S. LIBOR + 1.070% 2.394% 12/15/37 (b)(c)(d)	9,100,000	8,928,456
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1:
Class A1, 1.69% 7/15/60 (b)	66,149,222	59,998,145
Class A2, 1.99% 7/15/60 (b)	25,819,194	22,096,991
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	47,948,455	42,317,019
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 2.274% 11/15/36 (b)(c)(d)	12,876,000	12,519,784
Class B, 1 month U.S. LIBOR + 1.250% 2.574% 11/15/36 (b)(c)(d)	6,900,000	6,700,429
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 2.444% 6/15/34 (b)(c)(d)	41,981,989	41,009,804
Class B, 1 month U.S. LIBOR + 1.500% 2.824% 6/15/34 (b)(c)(d)	7,405,083	7,159,806
Class C, 1 month U.S. LIBOR + 1.750% 3.074% 6/15/34 (b)(c)(d)	8,364,836	8,047,183
CIM Retail Portfolio Trust floater Series 2021-RETL:
Class C, 1 month U.S. LIBOR + 2.300% 3.625% 8/15/36 (b)(c)(d)	1,456,281	1,378,445
Class D, 1 month U.S. LIBOR + 3.050% 4.375% 8/15/36 (b)(c)(d)	4,851,750	4,546,667
Citigroup Commercial Mortgage Trust:
Series 2013-GC17 Class A/S, 4.544% 11/10/46	7,000,000	6,986,448
Series 2019-GC41 Class XA, 1.1829% 8/10/56 (c)(j)	51,996,145	2,735,902
COMM Mortgage Trust sequential payer:
Series 2012=CR5 Class AM, 3.223% 12/10/45 (b)	2,000,000	1,996,271
Series 2014-CR18 Class A5, 3.828% 7/15/47	5,493,000	5,454,867
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 2.304% 5/15/36 (b)(c)(d)	44,040,000	43,319,021
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	8,470,828	7,819,526
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	18,322,000	17,790,763
Class B, 4.5349% 4/15/36 (b)	5,603,000	5,385,815
Class C, 4.9414% 4/15/36 (b)(c)	3,781,000	3,615,260
Class D, 4.9414% 4/15/36 (b)(c)	7,560,000	7,072,572
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, 1 month U.S. LIBOR + 0.700% 2.026% 11/15/38 (b)(c)(d)	51,838,000	49,494,798
Class B, 1 month U.S. LIBOR + 1.120% 2.4452% 11/15/38 (b)(c)(d)	6,300,000	6,015,232
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 2.405% 7/15/38 (b)(c)(d)	16,550,142	16,134,522
Class B, 1 month U.S. LIBOR + 1.380% 2.705% 7/15/38 (b)(c)(d)	9,425,988	9,141,914
Class C, 1 month U.S. LIBOR + 1.700% 3.025% 7/15/38 (b)(c)(d)	6,949,231	6,722,364
Class D, 1 month U.S. LIBOR + 2.250% 3.575% 7/15/38 (b)(c)(d)	14,052,514	13,558,486
Freddie Mac:
floater:
Series 2021-F114 Class A/S, 0.9392% 5/25/31 (c)	71,628,709	70,988,857
Series 2021-F121 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.180% 0.8992% 8/25/28 (c)(d)	13,350,000	13,170,099
floater sequential payer Series 2021-KF124 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.220% 0.9392% 10/25/31 (c)(d)	68,795,000	67,869,989
sequential payer:
Series 2021-K136 Class A2, 2.127% 11/25/31	1,500,000	1,325,448
Series 2022-K141 Class A2, 2.25% 2/25/32	10,600,000	9,444,729
Series 2022-K142 Class A2, 2.4% 3/25/32	10,600,000	9,555,551
Series 2022-K144 Class A2, 2.45% 4/25/32	25,180,000	22,781,829
Series 2022-K145 Class A2, 2.58% 6/25/55	24,400,000	22,322,389
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 3.024% 9/15/31 (b)(c)(d)	8,123,479	8,005,147
Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 2.274% 10/15/36 (b)(c)(d)	21,765,000	20,967,935
Class B, 1 month U.S. LIBOR + 1.150% 2.474% 10/15/36 (b)(c)(d)	3,364,000	3,173,420
Class C, 1 month U.S. LIBOR + 1.550% 2.874% 10/15/36 (b)(c)(d)	2,773,000	2,595,902
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (b)(c)	5,442,245	5,411,991
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	14,957,000	14,901,671
Series 2013-GC16 Class A/S, 4.649% 11/10/46	3,955,000	3,953,691
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2012-NLP Class A, CME TERM SOFR 1 MONTH INDEX + 0.590% 1.8752% 4/15/37 (b)(c)(d)	13,700,000	12,877,225
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C21 Class A4, 3.4927% 8/15/47	4,925,935	4,852,386
Series 2013-C14 Class A/S, 4.4093% 8/15/46	6,681,000	6,614,672
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 2.324% 9/15/29 (b)(c)(d)	12,313,855	12,127,596
Series 2012-C8 Class A/S, 3.4239% 10/15/45 (b)	14,000,000	13,982,797
Series 2013-C10 Class A/S, 3.3715% 12/15/47	4,900,000	4,863,578
Series 2013-C16 Class A/S, 4.5169% 12/15/46	2,784,000	2,782,587
Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (b)	3,450,000	3,399,511
Class DFX, 5.3503% 7/5/33 (b)	5,907,000	5,812,772
Class EFX, 5.5422% 7/5/33 (b)	7,262,000	7,044,234
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME TERM SOFR 1 MONTH INDEX + 1.290% 2.5739% 5/15/39 (b)(c)(d)	57,498,000	56,059,722
Class B, CME TERM SOFR 1 MONTH INDEX + 1.790% 3.0726% 5/15/39 (b)(c)(d)	33,561,000	32,553,539
Class C, CME TERM SOFR 1 MONTH INDEX + 2.090% 3.3718% 5/15/39 (b)(c)(d)	19,262,000	18,587,447
Class D, CME TERM SOFR 1 MONTH INDEX + 2.540% 3.8206% 5/15/39 (b)(c)(d)	17,119,000	16,348,244
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 2.024% 3/15/38 (b)(c)(d)	30,384,590	29,407,127
Class B, 1 month U.S. LIBOR + 0.880% 2.204% 3/15/38 (b)(c)(d)	7,331,974	7,018,920
Class C, 1 month U.S. LIBOR + 1.100% 2.424% 3/15/38 (b)(c)(d)	4,613,079	4,404,522
Class D, 1 month U.S. LIBOR + 1.400% 2.724% 3/15/38 (b)(c)(d)	6,416,829	6,094,510
Class E, 1 month U.S. LIBOR + 1.750% 3.074% 3/15/38 (b)(c)(d)	5,605,879	5,225,770
Merit floater Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 2.024% 7/15/38 (b)(c)(d)	17,747,000	17,011,630
MHC Commercial Mortgage Trust floater sequential payer Series 2021-MHC Class A, 1 month U.S. LIBOR + 0.800% 2.125% 4/15/38 (b)(c)(d)	33,700,000	32,835,811
Morgan Stanley BAML Trust:
sequential payer:
Series 2016-C28 Class A3, 3.272% 1/15/49	27,128,074	26,162,160
Series 2017-C33 Class A4, 3.337% 5/15/50	36,600,000	35,031,196
Series 2012-C6 Class A/S, 3.476% 11/15/45	11,700,000	11,686,870
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 2.574% 8/15/33 (b)(c)(d)	625,292	617,348
Class C, 1 month U.S. LIBOR + 1.500% 2.824% 8/15/33 (b)(c)(d)	1,505,393	1,481,523
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	42,970,000	40,511,123
Series 2018-H4 Class A4, 4.31% 12/15/51	11,843,000	11,716,664
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (b)(c)	5,415,000	5,022,748
Class C, 3.283% 11/10/36 (b)(c)	5,196,000	4,712,871
Series 2021-L6 Class XA, 1.3489% 6/15/54 (c)(j)	48,929,580	3,444,324
Prima Capital Ltd. floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 2.3773% 12/15/37 (b)(c)(d)	1,920,692	1,920,692
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	514,117	556,610
RLGH Trust floater Series 2021-TROT Class A, 1 month U.S. LIBOR + 0.800% 2.125% 4/15/36 (b)(c)(d)	12,400,000	12,008,840
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME TERM SOFR 1 MONTH INDEX + 2.000% 3.2787% 2/15/39 (b)(c)(d)	9,333,000	8,901,699
Class C, CME TERM SOFR 1 MONTH INDEX + 2.650% 3.9287% 2/15/39 (b)(c)(d)	4,854,000	4,625,163
SREIT Trust floater:
Series 2021-FLWR Class A, 1 month U.S. LIBOR + 0.570% 1.9006% 7/15/36 (b)(c)(d)	12,500,000	11,872,165
Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 2.0548% 11/15/38 (b)(c)(d)	35,261,000	33,490,101
Class B, 1 month U.S. LIBOR + 1.070% 2.4038% 11/15/38 (b)(c)(d)	20,195,000	19,028,646
Class C, 1 month U.S. LIBOR + 1.320% 2.653% 11/15/38 (b)(c)(d)	12,543,000	11,755,628
Class D, 1 month U.S. LIBOR + 1.570% 2.9022% 11/15/38 (b)(c)(d)	8,243,000	7,704,888
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	29,470,000	24,252,192
Series 2020-LAB:
Class B, 2.453% 10/10/42 (b)	1,400,000	1,136,881
Class X, 0.5162% 10/10/42 (b)(c)(j)	40,100,000	1,178,904
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 2.524% 5/15/31 (b)(c)(d)	19,889,000	18,992,686
sequential payer:
Series 2015-C26 Class A4, 3.166% 2/15/48	16,246,000	15,867,229
Series 2016-LC24 Class A3, 2.684% 10/15/49	18,453,255	17,523,154
Series 2018-C46 Class XA, 1.1009% 8/15/51 (c)(j)	53,130,868	1,790,914
Series 2018-C48 Class A5, 4.302% 1/15/52	13,797,000	13,772,825
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2014-C24 Class A4, 3.343% 11/15/47	27,181,000	26,525,843
Series 2012-C8 Class A/S, 3.66% 8/15/45	7,961,398	7,949,035
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,290,981,631)		2,193,097,390

Municipal Securities - 0.7%
	Principal Amount (a)	Value ($)
California Gen. Oblig.:
Series 2009:
7.35% 11/1/39	2,420,000	3,152,384
7.55% 4/1/39	28,540,000	38,714,168
Series 2010, 7.625% 3/1/40	1,640,000	2,216,741
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2010 C1, 7.781% 1/1/35	7,020,000	8,290,948
Series 2012 B, 5.432% 1/1/42	6,950,000	6,461,583
Series 2009 E:
6.05% 1/1/29	240,000	246,096
6.05% 1/1/29 (Pre-Refunded to 1/1/23 @ 100)	10,000	10,138
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	6,234,545	6,280,543
5.1% 6/1/33	20,175,000	20,297,856
Series 2010-1, 6.63% 2/1/35	45,930,000	48,911,160
Series 2010-3:
6.725% 4/1/35	39,580,000	41,937,496
7.35% 7/1/35	18,315,000	19,977,960
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	32,466,000	36,474,548
TOTAL MUNICIPAL SECURITIES (Cost $247,627,991)		232,971,621

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
Panamanian Republic 3.298% 1/19/33	50,825,000	43,557,025
State of Qatar 4.4% 4/16/50 (b)	13,195,000	12,650,706
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $64,020,000)		56,207,731

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
Discover Bank:
3.35% 2/6/23	5,980,000	5,980,219
4.682% 8/9/28 (c)	23,162,000	22,516,944
KeyBank NA 6.95% 2/1/28	850,000	931,091
Regions Bank 6.45% 6/26/37	30,566,000	33,975,076
TOTAL BANK NOTES (Cost $65,098,858)		63,403,330

Money Market Funds - 4.2%
	Shares	Value ($)
Fidelity Cash Central Fund 1.58% (n)	1,289,397,729	1,289,655,609
Fidelity Securities Lending Cash Central Fund 1.58% (n)(o)	98,330,422	98,340,255
TOTAL MONEY MARKET FUNDS (Cost $1,387,991,641)		1,387,995,864

TOTAL INVESTMENT IN SECURITIES - 110.2% (Cost $39,555,432,467)	36,521,069,740
NET OTHER ASSETS (LIABILITIES) - (10.2)%	(3,393,949,623)
NET ASSETS - 100.0%	33,127,120,117

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 7/1/52	(151,950,000)	(134,908,276)
2% 7/1/52	(57,900,000)	(51,406,312)
2% 7/1/52	(35,600,000)	(31,607,335)
2% 7/1/52	(57,900,000)	(51,406,312)

TOTAL GINNIE MAE		(269,328,235)

Uniform Mortgage Backed Securities
2% 7/1/52	(76,550,000)	(66,423,874)
2% 7/1/52	(73,050,000)	(63,386,858)
2% 7/1/52	(64,350,000)	(55,837,705)
2% 7/1/52	(71,000,000)	(61,608,035)
2% 7/1/52	(33,500,000)	(29,068,580)
2% 7/1/52	(51,500,000)	(44,687,518)
2.5% 7/1/52	(56,600,000)	(50,869,222)
2.5% 7/1/52	(25,600,000)	(23,007,987)
2.5% 7/1/52	(82,200,000)	(73,877,209)
3% 7/1/52	(31,300,000)	(29,130,988)
3.5% 7/1/52	(34,625,000)	(33,287,325)
4.5% 7/1/52	(4,850,000)	(4,867,809)
4.5% 7/1/52	(28,275,000)	(28,378,826)
4.5% 7/1/52	(4,500,000)	(4,516,524)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(568,948,460)

TOTAL TBA SALE COMMITMENTS (Proceeds $834,651,054)		(838,276,695)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	472	Sep 2022	52,982,000	(163,413)	(163,413)

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,671	Sep 2022	198,065,719	(332,910)	(332,910)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	804	Sep 2022	168,852,563	946,891	946,891
CBOT Long Term U.S. Treasury Bond Contracts (United States)	1,888	Sep 2022	261,724,000	1,838,116	1,838,116

TOTAL SOLD					2,452,097

TOTAL FUTURES CONTRACTS					2,288,684
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
The notional amount of futures sold as a percentage of Net Assets is 1.9%

Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(1)	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	8,300,000	145,970	(20,312)	125,658
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	10,280,000	180,792	(35,236)	145,556
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	7,650,000	134,539	(23,616)	110,923
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	14,500,000	255,009	(215,261)	39,748
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	11,100,000	195,213	10,436	205,649
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	2,100,000	36,932	(3,159)	33,773
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly	10,600,000	186,420	(42,727)	143,693
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	13,100,000	230,387	(217,803)	12,584
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	8,990,000	158,105	(48,878)	109,227
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	15,550,000	273,475	(109,954)	163,521

TOTAL CREDIT DEFAULT SWAPS						1,796,842	(706,510)	1,090,332

(1)Notional amount is stated in U.S. Dollars unless otherwise noted

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(4)	Annual	LCH	Sep 2024	98,053,000	(79,736)	0	(79,736)
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(4)	Annual	LCH	Sep 2027	40,612,000	132,800	0	132,800
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(4)	Annual	LCH	Sep 2029	10,003,000	42,404	0	42,404
2.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(4)	Annual	LCH	Sep 2052	2,795,000	24,012	0	24,012
TOTAL INTEREST RATE SWAPS							119,480	0	119,480

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,807,005,880 or 17.5% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $12,215,469.
(f)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $3,257,197.
(g)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $32,940,232.

(h)	Security or a portion of the security is on loan at period end.
(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(l)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(m)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 1.58%	3,710,034,505	8,245,373,907	10,665,752,803	3,774,737	-	-	1,289,655,609	2.4%
Fidelity Securities Lending Cash Central Fund 1.58%	841,382,960	6,800,104,002	7,543,146,707	504,853	-	-	98,340,255	0.3%
Total	4,551,417,465	15,045,477,909	18,208,899,510	4,279,590	-	-	1,387,995,864

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations and Bank Notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

Credit Risk
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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